                                                              File No. 333-36529
                                                              File No. 811-3957
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
                     Post-Effective Amendment No.   6                      [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
                                    Amendment No.   7                      [X]
                                                 ----------

                        (Check appropriate box or boxes)

                            VARFLEX SEPARATE ACCOUNT
                                  (VARIFLEX ES)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

Name and Address of Agent for Service:                Copies To:

Amy J. Lee, Associate General Counsel                 Jeffrey S. Puretz, Esq.
Security Benefit Group Building                       Dechert
One Security Benefit Place                            1775 Eye Street, NW
Topeka, KS 66636-0001                                 Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2003

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2003, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2003, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual flexible premium deferred variable annuity contracts.

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                          VARIFLEX ES VARIABLE ANNUITY

                         GROUP FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
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     This  Prospectus  describes  the  Variflex  ES  Variable  Annuity  Contract
("Variflex ES Contract" or the "Contract"), a flexible purchase payment deferred variable annuity  contract,  offered by Security Benefit Life Insurance  Company
(the  "Company").  The Contract is  available  for groups in  connection  with a retirement  plan  qualified  under  Section  401,  403(b) or 457 of the Internal
Revenue Code.  The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that comprise a separate account of the Company called the Variflex(R)  Separate
Account,  or to the General Account.  Each Subaccount invests in a corresponding mutual fund (the "Underlying  Fund"). The Subaccounts  currently available under the Contract are:

o  Equity                     o  Equity Income
o  Large Cap Value            o  High Yield
o  Money Market               o  Small Cap Value
o  Global                     o  Social Awareness
o  Diversified Income         o  Technology
o  Large Cap Growth           o  Mid Cap Value
o  Enhanced Index             o  Main Street Growth
o  International                 and Income(R)
o  Mid Cap Growth             o  Small Cap Growth
o  Managed Asset Allocation   o  Select 25

     Amounts allocated to the General Account will accrue interest at rates that are paid by the Company as described in "The Fixed  Account."  Contract Value in the Fixed Account is guaranteed by the Company.

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     You may return the Contract  according to the terms of its Free-Look Right.
See "Free-Look Right."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information"  dated May 1, 2003,  which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available  at no charge by writing the Company at One  Security  Benefit  Place,
Topeka, Kansas 66636 or by calling 1-800-888-2461. The contents of the Statement of Additional Information are set forth in this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

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     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE UNDERLYING
FUNDS.  YOU SHOULD READ THE  PROSPECTUSES  CAREFULLY  AND RETAIN THEM FOR FUTURE
REFERENCE.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

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                                TABLE OF CONTENTS
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INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,

   Tax Status of the Company and the Separate Account.   31

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS OR TO WHICH WE HAVE REFERRED  YOU. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

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DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION  PERIOD -- The  period  commencing  on the  Contract  Date and ending on the Annuity  Commencement Date or, if earlier,  when you terminate the
Contract,  either through a full withdrawal,  payment of charges,  or payment of the death benefit proceeds.

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE -- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you designate to receive annuity payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY COMMENCEMENT DATE -- The date when annuity payments are to begin.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments is made.

     ANNUITY  PERIOD -- The period  beginning on the Annuity  Commencement  Date during which annuity payments are made.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT -- A  certificate  issued by the Company to  Participants  under a
Group  Allocated  Contract  as  evidence of your  benefits  under the  contract.
Certificates  under  Group  Allocated  Contracts  are  referred to herein as the
"Contract" or the "Contracts."

     CONTRACT DATE -- The date shown as the Contract Date in a Contract.  Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT  DEBT  --  The  unpaid  loan  balance   including  loan  interest.

     CONTRACTOWNER OR OWNER -- The person in whose name the Contract is issued.

     CONTRACT VALUE -- The total value of your Contract,  which includes amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the  death of the  Participant  during  the  Accumulation
Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Participant:  the Primary Beneficiary;  the
Secondary  Beneficiary;  or if neither of the above is alive, the  Participant's estate.

     FIXED ACCOUNT -- An account that is part of the Company's  General  Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GROUP ALLOCATED CONTRACT-- A master agreement between the Contractowner and the Company.

     PARTICIPANT-- A Participant under a Qualified Plan.

     PLAN-- The document or agreement defining the retirement benefits and those who are  eligible  to  receive  them.The  Plan is not  part of the  Variflex  ES
Contract and the Company is not a party to the Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     SEPARATE ACCOUNT -- The Variflex  Separate  Account,  a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT  -- A division  of the  Separate  Account of the  Company  which invests in a corresponding Underlying Fund.

     UNDERLYING  FUND -- A mutual  fund or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable withdrawal  charges,  a pro  rata  administration  charge,  and any  uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relate to the portion of the Contract involving the Separate Account.  The Fixed
Account is briefly described under "The Fixed Account" and also described in the
Contract.

PURPOSE OF THE CONTRACT -- The group flexible purchase payment deferred variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You  may  purchase  a  Contract  on a  group  basis  in  connection  with a retirement  plan  qualified  under  Section  401,  403(b) or 457 of the Internal
Revenue Code of 1986, as amended.  These plans are sometimes referred to in this
Prospectus as "Qualified Plans."

THE  SEPARATE  ACCOUNT  AND THE FUNDS -- The  Separate  Account is divided  into accounts  referred to as  Subaccounts.  See "Separate  Account." Each Subaccount
invests  exclusively  in  shares of a  corresponding  Underlying  Fund.  You may allocate all or part of your purchase payments to the Subaccounts.  Amounts that you  allocate to the  Subaccounts  will  increase  or  decrease in dollar  value depending on the investment  performance  of the  Underlying  Fund in which such
Subaccount  invests.  You bear the  investment  risk for amounts  allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account."

PURCHASE  PAYMENTS -- The minimum  purchase  payment is $500, or if you elect an
Automatic Investment Program, is $25. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

     At any time  before the  Annuity  Commencement  Date,  you may  surrender a
Contract for its Withdrawal Value, and may make partial  withdrawals,  including systematic  withdrawals,  from Contract Value,  subject to certain  restrictions described in "The Fixed Account" and any  restrictions  imposed by the Plan. See
"Full and Partial  Withdrawals"  and "Federal Tax Matters" for more  information about  withdrawals,  including the 10% penalty tax that may be imposed upon full and partial  withdrawals  (including  systematic  withdrawals) made prior to the
Participant attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The death benefit will vary depending on the Contract's investment results and the age of the Participant on the Contract
Date. The Company will pay the death benefit  proceeds to the  beneficiary  upon receipt  of due  proof of the  Participant's  death and  instructions  regarding payment.

     The  Contract  provides  for several  Annuity  Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed  Account  plus the  Contract  Value in the  Subaccounts  plus any  charges deducted  from  Contract  Value in the  Subaccounts.  The  Company  will  refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states where it is required to do so.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before  allocating them to the Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.  The Free Withdrawal  amount is equal in the first Contract Year to 10%
of purchase payments made during the year and, in any subsequent  Contract Year, to 10% of  Contract  Value  as of the  first  day of  that  Contract  Year.  The withdrawal  charge generally applies to the portion of withdrawals in a Contract
Year that exceeds the Free  Withdrawal  amount for that Contract  Year.  For the purpose of determining any withdrawal  charge,  the Company deems withdrawals to be made first from purchase  payments and then from earnings.  The amount of the charge will depend on the number of years the purchase payment has been credited under the Contract according to the following schedule:

------------------------- -------------------------
AGE OF PURCHASE PAYMENT
        IN YEARS             WITHDRAWAL CHARGE
------------------------- -------------------------
           1                         5%
           2                         5%
           3                         5%
           4                         5%
           5                         5%
      6 and later                    0%
------------------------- -------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 5% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds;
or (2) annuity  options  that  provide for  payments  for life or a period of at least 5 years. See "Contingent  Deferred Sales Charge" for a discussion of other circumstances under which the Company waives the withdrawal charge.

     MORTALITY AND EXPENSE RISK CHARGE.  The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.0% of each Subaccount's  average daily net assets.  See "Mortality and
Expense Risk Charge."

     ADMINISTRATION   CHARGE.   The  Company  deducts  from  Contract  Value  an
administration  charge of $15 on each  anniversary  of the  Contract  Date.  Any
administration   charge  will  be  deducted  from  the  Contract  Value  in  the
Subaccounts and the Fixed Account in the same proportion that the Contract Value is allocated among those accounts. See "Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will usually be deducted on  annuitization  or upon full  withdrawal if a premium  tax  was  incurred  by  the  Company  and is  not  refundable.  Partial withdrawals,  including systematic withdrawals,  may be subject to a premium tax charge if a premium tax is incurred on the  withdrawal by the Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. For a description of these charges and expenses,  see the Prospectus for each Underlying Fund.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract  and any  questions  or  inquiries  to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461.

EXPENSE TABLES

The following  tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

-------------------------------------------------------------
CONTRACT  OWNER  TRANSACTION  EXPENSES  are fees and expenses that you will pay when  you  purchase  the  Contract  or make withdrawals from the Contract. The information below does not reflect state premium taxes,  which may be applicable to your
Contract.
-------------------------------------------------------------

   Sales Load on Purchase Payments                  None
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   Deferred Sales Charge                            5%(1)
   (as a percentage of amount withdrawn
   attributable to Purchase Payments)
-------------------------------------------------------------
   Transfer Fee (per transfer)                      None
-------------------------------------------------------------
PERIODIC  EXPENSES  are fees and  expenses  that you will pay periodically  during the time that you own the Contract,  not including fees and expenses of the Underlying Funds.
-------------------------------------------------------------
   Annual Administration Charge                     $15
-------------------------------------------------------------
   Separate Account Annual Expenses (as a
   percentage of average Contract Value)
-------------------------------------------------------------
     Annual Mortality and Expense Risk Charge       1.00%
-------------------------------------------------------------
     Total Separate Account Annual Expenses         1.00%
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1  The  amount of the  contingent  deferred  sales  charge is determined  by  reference  to  the  number  of  years  the purchase payment has remained credited under the Contract.
   A free withdrawal is available in each Contract Year equal to (1) 10% of  purchase  payments  in the  first  Contract
   Year,  and (2) 10% of Contract  Value at the  beginning of the Contract Year in each  subsequent  Contract  Year. See
   "Full and Partial  Withdrawals"  and "Contingent  Deferred
   Sales Charge" for more information.
-------------------------------------------------------------

     The table below  shows the  minimum  and  maximum  total
operating  expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the
Subaccounts  in which you invest during the time that you own the Contract.  More detail  concerning each Underlying Fund's fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                0.58%         2.11%
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include management fees, distribution fees, service fees and other expenses.  The maximum  expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent  the total  annual  operating  expenses  of that
   Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

-------------------------------------------------------------
                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                     $769    $1,432   $2,120  $3,420
-------------------------------------------------------------
If you do not surrender
your Contract               314      960    1,630   3,420
-------------------------------------------------------------

CONDENSED FINANCIAL
INFORMATION

     The following condensed financial  information  presents  accumulation unit values for each of the years in the period ending  December 31, 2002, as well as ending accumulation units outstanding under each Subaccount.

                                   2002        2001     2000(c)    1999(b)      1998(a)
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EQUITY SUBACCOUNT
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Accumulation unit value:
   Beginning of period.........   $20.60      $23.47     $23.89     $25.40      $21.03
   End of period...............   $15.48      $20.60     $23.47     $23.89      $25.40
Accumulation units outstanding
 at the end of period..........    1,838       2,241      2,020      1,322          25
---------------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $17.26      $18.54     $19.10     $19.85      $17.73
   End of period...............   $12.96      $17.26     $18.54     $19.10      $19.85
Accumulation units outstanding
 at the end of period..........    2,084       2,062      2,031      1,599          57
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MONEY MARKET SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $13.05      $12.70     $12.10     $11.68      $11.55
   End of period...............   $13.07      $13.05     $12.70     $12.10      $11.68
Accumulation units outstanding
 at the end of period..........       46          12        ---        ---         ---
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GLOBAL SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $22.57      $25.98     $18.75     $16.98      $14.18
   End of period...............   $17.27      $22.57     $25.98     $18.75      $16.98
Accumulation units outstanding
 at the end of period..........      465         629        307         42         ---
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DIVERSIFIED INCOME SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $14.39      $13.53     $11.34     $13.25      $13.02
   End of period...............   $15.57      $14.39     $13.53     $11.34      $13.25
Accumulation units outstanding
 at the end of period..........      499         172        193         87           7
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LARGE CAP GROWTH SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:                                               ---         ---
   Beginning of period.........    $6.64       $7.93     $10.00        ---         ---
   End of period...............    $4.79       $6.64      $7.93        ---         ---
Accumulation units outstanding
 at the end of period..........      292         ---        ---        ---         ---
---------------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........    $8.54       $9.63     $11.16     $10.00         ---
   End of period...............    $6.51       $8.54      $9.63     $11.16         ---
Accumulation units outstanding
 at the end of period..........      325          18         18        ---         ---
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INTERNATIONAL SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........    $7.61      $10.14     $13.03     $10.00         ---
   End of period...............    $5.99       $7.61     $10.14     $13.03         ---
Accumulation units outstanding
 at the end of period..........      244         136         25        ---         ---
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MID CAP GROWTH SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $30.12      $35.75     $31.35     $19.01      $14.79
   End of period...............   $21.03      $30.12     $35.75     $31.35      $19.01
Accumulation units outstanding
 at the end of period..........      206         235        162        ---         ---
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MANAGED ASSET ALLOCATION
 SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $16.38      $17.44     $15.98     $16.36      $14.60
   End of period...............   $14.66      $16.38     $17.44     $15.98      $16.36
Accumulation units outstanding
 at the end of period..........    1,405       1,348      1,180        761          19
---------------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $21.68      $21.61     $17.54     $18.95      $16.73
   End of period...............   $18.58      $21.68     $21.61     $17.54      $18.95
Accumulation units outstanding
 at the end of period..........    1,464       1,962      1,984        920           4
---------------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $12.61      $11.94     $12.52     $12.48      $12.09
   End of period...............   $12.54      $12.61     $11.94     $12.52      $12.48
Accumulation units outstanding
 at the end of period..........       88         104         37        ---           4
---------------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $12.90      $10.67     $10.00        ---         ---
   End of period...............   $11.88      $12.90     $10.67        ---         ---
Accumulation units outstanding
 at the end of period..........      118          30        ---        ---         ---
---------------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $20.12      $23.38     $24.40     $23.37      $18.63
   End of period...............   $15.55      $20.12     $23.38     $24.40      $23.37
Accumulation units outstanding
 at the end of period..........    3,040       3,473      2,521      1,940          10
---------------------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........    $4.57       $6.09     $10.00        ---         ---
   End of period...............    $ ---       $4.57      $6.09        ---         ---
Accumulation units outstanding
 at the end of period..........      ---         ---        ---        ---         ---
---------------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $25.82      $23.47     $14.92     $14.94      $12.58
   End of period...............   $21.96      $25.82     $23.47     $14.92      $14.94
Accumulation units outstanding
 at the end of period..........    1,740       1,913      1,521        812         ---
---------------------------------------------------------------------------------------
MAIN STREET GROWTH AND
 INCOME(R)SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........    $7.98       $8.96     $10.00        ---         ---
   End of period...............    $6.38       $7.98      $8.96        ---         ---
Accumulation units outstanding
 at the end of period..........      125          13        ---        ---         ---
---------------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........   $12.62      $17.66     $13.03     $10.34       $8.63
   End of period...............    $9.18      $12.62     $17.66     $13.03      $10.34
Accumulation units outstanding
 at the end of period..........    1,153         602        118        ---         ---
---------------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
---------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........    $9.10      $10.04     $11.74     $10.00         ---
   End of period...............    $6.61       $9.10     $10.04     $11.74         ---
Accumulation units outstanding
 at the end of period..........    1,838       1,304        810        571         ---
---------------------------------------------------------------------------------------
(a) For the period of  September  10, 1998 (date of inception of ES Contract) through December 31, 1998.

(b) For the period of May 3, 1999 (date of inception) through
    December 31, 1999 for Enhanced Index, International,  and
    Select 25 Series.

(c) For the period of May 1, 2000 (date of inception) through
    December 31, 2000 for Large Cap Growth,  Small Cap Value,
    Technology and Main Street Growth and Income(R) Series.
--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31,  1998,  the  Company  converted  from a mutual  life  insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to  Participants  the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's.  The purpose of the ratings is to reflect the financial  strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment  performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Participants.  These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on January 31, 1984. The Contract provides that the income, gains, or losses of the Separate  Account,  whether or not  realized,  are credited to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities under the contracts may not be charged with  liabilities  arising from any other  business  that the insurance company conducts if, and to the extent, the contracts so provide.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contracts.  The Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All obligations  arising under the Contracts are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series type.  It is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

     Shares of the Underlying  Funds  currently are offered only for purchase by separate  accounts  of  Security  Benefit to serve as an  investment  medium for variable life insurance  policies and variable  annuity  contracts issued by the
Company.  Thus,  the  Underlying  Funds serve as  investment  vehicles  for both variable life insurance policies and variable annuity contracts.  This is called
"mixed  funding."  Shares of the Underlying Funds also may be sold in the future to separate  accounts of other  insurance  companies,  both  affiliated  and not affiliated  with the  Company.  This is called  "shared  funding."  The  Company currently does not foresee any disadvantages to Participants arising from either mixed or shared funding;  however,  due to differences in tax treatment or other considerations,  it is  theoretically  possible  that the interests of owners of various  contracts for which the Underlying  Funds serve as investment  vehicles might at some time be in conflict.  However,  the Company,  the Underlying  Fund
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds in the  future  are  required  to  monitor  events in order to identify any material  conflicts that arise from the use of the Underlying Funds for mixed  and/or  shared  funding.  The  Underlying  Fund Board of Directors is required to determine what action,  if any, should be taken in the event of such a conflict.  If such a conflict were to occur,  the Company might be required to withdraw  the  investment  of one or  more of its  separate  accounts  from  the
Underlying  Funds.  This might force an  Underlying  Fund to sell  securities at disadvantageous prices.

     A summary of the investment  objective of each of the  Underlying  Funds is set forth  below.  We cannot  assure that any  Underlying  Fund will achieve its objective.  More  detailed  information  is contained in the  prospectus of each
Underlying  Fund,  including  information  on  the  risks  associated  with  its investments and investment techniques.

     Prospectuses  for the Underlying  Funds should be read in conjunction  with this Prospectus.

SERIES A (EQUITY)  -- Amounts  that you  allocate to the Equity  Subaccount  are invested in SBL Fund, Series A. The investment  objective of Series A is to seek long-term  growth  of  capital  by  investing  at  least  80% of its net  assets
(including  any  borrowings  for  investment  purposes) in a widely  diversified portfolio of equity securities,  which may include American  Depository Receipts
("ADRs") and convertible securities.

SERIES B (LARGE CAP VALUE) -- Amounts  that you  allocate to the Large Cap Value
Subaccount are invested in SBL Fund,  Series B. Series B seeks long-term  growth of capital by investing  at least 80% of its net assets in  large-capitalization companies.  The Series' stock  investments may include common stocks,  preferred
stocks   and   convertible   securities   of  both   U.S.   issuers   and   U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY  MARKET)  --  Amounts  that you  allocate  to the  Money  Market
Subaccount  are  invested in SBL Fund,  Series C. The  investment  objective  of
Series C is to provide as high a level of current  income as is consistent  with preservation  of capital by investing in money  market  securities  with varying maturities.

SERIES D (GLOBAL)  -- Amounts  that you  allocate to the Global  Subaccount  are invested in SBL Fund, Series D. The investment  objective of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME) -- Amounts that you allocate to the  Diversified
Income Subaccount are invested in SBL Fund,  Series E. The investment  objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH) -- Amounts that you allocate to the Large Cap Growth
Subaccount  are  invested in SBL Fund,  Series G. The  investment  objective  of
Series G is to seek long-term growth of capital by investing at least 80% of its net assets  (including any  borrowings for investment  purposes) in common stock and other  equity  securities  of large  capitalization  companies  (defined  as companies  whose  total  market  value  is at least  $5  billion  at the time of purchase).

SERIES H (ENHANCED  INDEX) -- Amounts that you  allocate to the  Enhanced  Index
Subaccount  are  invested in SBL Fund,  Series H. The  investment  objective  of
Series H is to seek to  outperform  the S&P 500 Index  through  stock  selection resulting in different weightings of common stocks relative to the index.

SERIES I  (INTERNATIONAL)  -- Amounts  that you  allocate  to the  International
Subaccount  are  invested in SBL Fund,  Series I. The  investment  objective  of
Series I is to seek long-term  capital  appreciation  by investing  primarily in equity  securities of companies  located  outside the United  States,  including emerging markets.

SERIES J (MID CAP  GROWTH) -- Amounts  that you  allocate  to the Mid Cap Growth
Subaccount  are  invested in SBL Fund,  Series J. The  investment  objective  of
Series J is to seek  capital  appreciation  by investing at least 80% of its net assets  (including  any  borrowings  for  investment  purposes) in a diversified portfolio of equity securities with market  capitalizations  that are similar to those of companies in the S&P Mid Cap 400 Index.

SERIES N (MANAGED ASSET  ALLOCATION) -- Amounts that you allocate to the Managed
Asset Allocation  Subaccount are invested in SBL Fund,  Series N. The investment objective  of  Series N is to seek a high  level of total  return  by  investing approximately  60% of its total assets in common stocks and 40% in  fixed-income securities.

SERIES O (EQUITY  INCOME)  -- Amounts  that you  allocate  to the Equity  Income
Subaccount  are  invested in SBL Fund,  Series O. The  investment  objective  of
Series O is to seek to provide  substantial  dividend  income  and also  capital appreciation  by  investing  at least  80% of its net  assets in with 65% of the common stocks of well-established companies paying above-average dividends.

SERIES P (HIGH YIELD) -- Amounts that you allocate to the High Yield  Subaccount are invested in SBL Fund,  Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its  objectives  by investing at least 80% of its net assets  (including any  borrowings for investment  purposes) in higher  yielding,  higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE) -- Amounts  that you  allocate to the Small Cap Value
Subaccount  are  invested in SBL Fund,  Series Q. The  investment  objective  of
Series Q is to seek  capital  growth by investing at least 80% of its net assets
(including  any   borrowings  for  investment   purposes)  in  stocks  of  small
capitalization  companies  (defined as  companies  with a market  capitalization substantially  similar to that of companies  in the Russell  2500TM Index at the time of investment).

SERIES S (SOCIAL AWARENESS) -- Amounts that you allocate to the Social Awareness
Subaccount  are  invested in SBL Fund,  Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series  also may invest in  companies  that are  included  in the
Domini 400 Social  IndexSM,  which  companies  will be deemed to comply with the
Series' social criteria.

SERIES T (TECHNOLOGY) -- Amounts that you allocate to the Technology  Subaccount are invested in SBL Fund,  Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets
(including any borrowings for investment  purposes) in the equity  securities of technology companies.

SERIES V (MID CAP  VALUE)  --  Amounts  that you  allocate  to the Mid Cap Value
Subaccount  are  invested in SBL Fund,  Series V. The  investment  objective  of
Series V is to seek long-term growth of capital by investing at least 80% of its net assets  (including any borrowings for investment  purposes) in a diversified portfolio of equity securities with market  capitalizations  that are similar to those of companies in the S&P Mid Cap 400 Index.

SERIES W (MAIN STREET GROWTH AND  INCOME(R)) -- Amounts that you allocate to the
Main Street Growth and Income(R)  Subaccount are invested in SBL Fund, Series W.
The  investment  objective  of  Series W is to seek  high  total  return  (which includes  growth in the  value of its  shares as well as  current  income)  from equity and debt securities.

SERIES X (SMALL CAP GROWTH) -- Amounts that you allocate to the Small Cap Growth
Subaccount  are  invested in SBL Fund,  Series X. The  investment  objective  of
Series X is to seek long-term growth of capital by investing at least 80% of its net  assets  (including  any  borrowings  for  investment  purposes)  in  equity securities of companies with market  capitalizations  of $750 million or less at the time of investment.

SERIES Y (SELECT 25) -- Amounts  that you  allocate to the Select 25  Subaccount are invested in SBL Fund,  Series Y. The investment  objective of Series Y is to seek long-term  growth of capital by focusing its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings growth.

THE INVESTMENT ADVISER -- Security Management Company, LLC, One Security Benefit
Place,  Topeka,  Kansas 66636,  serves as Investment  Adviser to each Underlying
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment
objectives,   policies,  and  restrictions  of  each  Underlying  Fund,  and  is responsible  for the day to day  decisions  to buy and sell  securities  for the
Underlying Funds, except Series B (Large Cap Value), Series D (Global), Series H
(Enhanced Index), Series I (International), Series N (Managed Asset Allocation),
Series O (Equity  Income),  Series Q (Small Cap Value),  Series T  (Technology),
Series W (Main Street Growth and Income(R)) and Series X (Small Cap Growth). See
the accompanying  Underlying Fund prospectus for details. The Investment Adviser has engaged The Dreyfus Corporation,  200 Park Avenue, New York, New York 10166,
to  provide  investment  advisory  services  to  Series  B  (Large  Cap  Value);
OppenheimerFunds,  Inc., 498 Seventh Ave., New York, New York, 10018, to provide investment  advisory  services  to Series D (Global)  and Series W (Main  Street
Growth and  Income(R));  Northern Trust  Investments,  Inc., 50 La Salle Street,
Chicago,  Illinois 60675, to provide  investment  advisory  services to Series H
(Enhanced Index); Templeton Investment Counsel, LLC, 500 East Broward Boulevard,
Ft. Lauderdale, Florida 33394, to provide investment advisory services to Series
I (International);  Wellington Management Company LLP, 75 State Street,  Boston,
Massachusetts  02109,  to  provide  investment  advisory  services  to  Series T
(Technology);  T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore,
Maryland 21202,  to provide  investment  advisory  services to Series N (Managed
Asset  Allocation)  and  Series O (Equity  Income);  Strong  Capital  Management
Corporation,  100  Heritage  Reserve,  Menomonee,  Wisconsin  53051,  to provide investment  advisory  services to Series Q (Small Cap Value);  and RS Investment
Management, L.P., 388 Market Street, San Francisco, California 94111, to provide investment advisory services to Series X (Small Cap Growth).

     The investment  objectives and policies of certain of the Underlying  Funds are similar to the  investment  objectives  and  policies of other  mutual funds managed  by the  Investment  Adviser  or by  other  subadvisers  engaged  by the
Investment  Adviser.  Although the objectives  and policies may be similar,  the investment  results  of the  Underlying  Fund may be  higher  or lower  than the results of the similar mutual funds. It cannot be guaranteed that the investment results of similar funds will be comparable to the Underlying  Funds even though managed by the same entity.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a flexible  purchase payment  deferred  variable  annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Participant under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract  provides  several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the Annuity  Commencement Date. The amount that will be available for annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

     The  Contract  is eligible  for  purchase in  connection  with  certain tax qualified  retirement plans that meet the requirements of Section 401, 403(b) or
457 of the  Internal  Revenue  Code  ("Qualified  Plan").  Certain  federal  tax advantages  are  currently  available  to  retirement  plans that qualify as (1)
pension,  profit-sharing  and 401(k)  plans  established  by an employer for the benefit of its employees under Section 401, including self-employed individuals'
retirement plans (sometimes called HR-10 and Keogh plans),  (2) annuity purchase plans of public  school  systems  and  certain  tax-exempt  organizations  under
Section 403(b) or (3) deferred compensation plans for employees established by a unit of a state  or  local  government  or by a  tax-exempt  organization  under
Section 457. If you are purchasing  the Contract as an investment  vehicle for a
Qualified  Plan,  you should  consider  that the  Contract  does not provide any additional  tax advantage  beyond that already  available  through the Qualified
Plan.  However,  the  Contract  does offer  features and benefits in addition to providing tax deferral that other  investments  may not offer,  including  death benefit  protection for your  beneficiaries  and annuity options which guarantee income for life.  You should  consult  with your  financial  professional  as to whether  the  overall  benefits  and  costs  of  the  Contract  are  appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $500.  Thereafter,  you may  choose the  amount  and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  initial and subsequent  purchase  payment if you elect an Automatic
Investment  Program is $25. The Company may reduce the minimum  purchase payment requirement under certain circumstances. A purchase payment exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company,  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the  Annuity  Commencement  Date,  so long as the  Participant  is living. Subsequent purchase payments may be limited by the terms of the Plan and provisions of the Internal Revenue Code.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25 of any payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  must be  whole  percentages  and  must  total  100%.
Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application or the proper form is completed,  signed, and filed at the Company's
Administrative  Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity  Commencement Date, you may
dollar cost  average  your  Contract  Value by  authorizing  the Company to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be  transferred  over time.  You must have Contract  Value of at least $10,000 at the time you elect this option.

     After the Company has  received a Dollar Cost  Averaging  Request in proper form at its  Administrative  Office, the Company will transfer Contract Value in the amounts you designate  from the  Subaccount  from which  transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The minimum amount that you may  transfer to any one  Subaccount  is $25.  The Company  will effect each transfer on the date you specify, or if no date is specified,  on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the  Administrative  Office of a Dollar Cost Averaging  Request in
proper  form.  Transfers  will be made until the total  amount  elected has been transferred or until Contract Value in the Subaccount  from which  transfers are made has been depleted.  Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  the  Subaccount  has been  depleted,  or the Dollar Cost Averaging
Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Administrative  Office. You must have Contract Value of at least
$10,000 at the time you elect to reinstate the option. The Company requires that you wait at least a month (or a quarter if  transfers  were made on a  quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any  reason.  The Company may  discontinue,  modify,  or suspend the Dollar Cost
Averaging  Option at any time. The Dollar Cost Averaging Option is not available while you have Contract Value allocated to the DCA Plus Account.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account, subject to certain restrictions described under "The Fixed Account."

ASSET  REALLOCATION  OPTION -- Prior to the Annuity  Commencement  Date, you may
authorize the Company to automatically  transfer  Contract Value on a quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset  Reallocation  Request in proper form must be received by the Company at its Administrative Office, and you must have Contract
Value  of at  least  $10,000  at the  time  you  elect  this  option.  An  Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation  Request,  the Company will effect a transfer or, in the case of a new Contract,  will allocate the initial  purchase payment,  among the Subaccounts  based upon the  percentages  that you selected.
Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly,  semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset  Reallocation  Request in proper form. The amounts  transferred  will be credited at the price of the  Subaccount as of the
end  of  the  Valuation  Date  on  which  the  transfer  is  effected.   Amounts
periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value."

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. You must have Contract Value of at least $10,000 at the time you elect to reinstate the option.  The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for, the
Asset  Reallocation  Option at any time.  The Asset  Reallocation  Option is not available while you have Contract Value allocated to the DCA Plus Account.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation  option,  subject to certain  restrictions  described in "The Fixed
Account."

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity  Commencement  Date, you may
transfer Contract Value among the Subaccounts upon proper written request to the
Company's Administrative Office, or you may make transfers (other than transfers pursuant  to the  Dollar  Cost  Averaging  and Asset  Reallocation  Options)  by
telephone.  The minimum  transfer  amount is $100 or the amount  remaining  in a given Subaccount.  The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     You may also  transfer  Contract  Value from the  Subaccounts  to the Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account."

     The Company  generally does not limit the frequency of transfers,  although the  Company  reserves  the right to limit the  number of  transfers  to 14 in a
Contract  Year.  Also,  the Contract is not designed  for  professional  "market timing"  organizations,  or other  organizations  or  individuals  engaging in a market timing  strategy,  making  programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If the Company determines that your transfer  patterns among the  Subaccounts  are disruptive to the Underlying
Funds,  the  Company  may among  other  things,  restrict  the  availability  of telephone  transfers  or other  electronic  transfers  and may require  that you submit transfer  requests in writing via regular U.S. mail. The Company reserves the  right to limit  the size and  frequency  of  transfers  and to  discontinue telephone and other  electronic  transfers We may also refuse to act on transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more owners.  Also, certain of the Underlying Funds may have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more restrictive than 14 per Contract Year.

CONTRACT  VALUE -- The  Contract  Value  is the sum of the  amounts  under  your
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that
depends  upon  several  factors,   including   investment   performance  of  the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the Subaccounts will be invested in shares of the corresponding Underlying Fund.
The  investment  performance  of  the  Subaccounts  will  reflect  increases  or decreases in the net asset value per share of the corresponding  Underlying Fund and any dividends or distributions declared by an Underlying Fund. Any dividends or distributions  from any Underlying Fund will be  automatically  reinvested in shares  of the same  Underlying  Fund,  unless  the  Company,  on  behalf of the
Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate  the value of your  interest in a
Subaccount.  When you allocate purchase payments to a Subaccount,  your Contract is credited with  Accumulation  Units.  The number of  Accumulation  Units to be credited is determined by dividing the dollar amount allocated to the particular
Subaccount by the price for the Subaccount as of the end of the Valuation Period
in which the purchase payment is credited.

     In  addition,   other  transactions,   including  loans,  full  or  partial
withdrawals,  transfers, and assessment of certain charges against the Contract, affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by dividing the dollar amount of such  transaction  by the price of the affected
Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central
Time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
NYSE is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the  Subaccount,  and (4) the  mortality  and expense  risk charge  under the
Contract.

FULL AND PARTIAL  WITHDRAWALS  -- You may make a partial  withdrawal of Contract
Value or  surrender  the Contract for its  Withdrawal  Value.  A full or partial withdrawal,  including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity  Commencement
Date,  subject  to  limitations  under the Plan and  applicable  law.  A full or partial  withdrawal  request will be  effective  as of the end of the  Valuation
Period that a proper  Withdrawal  Request form is received by the Company at its
Administrative Office. A proper Withdrawal Request form must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt,  any applicable  withdrawal  charges,  a pro rata  administration charge, and any uncollected premium taxes.

     The Company  requires the signature of the  Participant  on any request for withdrawal  and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities  exchange  or  savings  association.  The  Company  further requires  that any request to transfer or exchange  all or part of the  Contract for another  investment  be made upon a transfer  form  provided by the Company, which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract  Value.  Each  partial  withdrawal  must be at least $100.  A request for a partial  withdrawal will result in a payment by the Company of the amount specified in the partial  withdrawal request provided there is sufficient
Contract  Value to meet the request.  Upon payment,  the Contract  Value will be reduced by an amount equal to the payment and any applicable  withdrawal  charge and premium tax. If a partial  withdrawal is requested  after the first Contract
Year that would leave the Withdrawal Value in the Contract less than $2,000, the
Company  reserves the right to treat the partial  withdrawal  as a request for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account  according  to your instructions to the Company.  If you do not specify the allocation,  the Company will deduct the withdrawal  from the Contract Value in the  Subaccounts  and the
Fixed Account in the same  proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject  to a  withdrawal  charge,  and a premium  tax charge to  reimburse  the
Company  for any tax on  premiums  on a Contract  that may be imposed by various states and municipalities.  See "Contingent  Deferred Sales Charge" and "Premium
Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in the receipt of taxable  income to the  Participant  and, if made prior to the
Participant  attaining  age 59 1/2,  may be subject to a 10% penalty tax. In the case of  Contracts  issued in  connection  with  retirement  plans that meet the requirements  of Section  401(a),  403(b) or 457 of the Internal  Revenue  Code,
reference should be made to the terms of the particular Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals.  Under this feature, you may elect to receive systematic  withdrawals  before  the  Annuity  Commencement  Date by  sending  a properly completed Request for Scheduled Systematic Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. You may designate the  systematic  withdrawal  amount as a percentage of Contract  Value allocated to the  Subaccounts  and/or Fixed  Account,  as a fixed  period,  as a specified  dollar  amount,  as all earnings in the Contract,  or based upon your life  expectancy  or that of you and a  beneficiary.  You also may designate the
desired  frequency  of  the  systematic  withdrawals,   which  may  be  monthly,
quarterly,   semiannually  or  annually.  You  may  stop  or  modify  systematic withdrawals  upon  proper  written  request  received  by  the  Company  at  its
Administrative  Office  at least 30 days in  advance  of the  requested  date of termination or  modification.  A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable withdrawal charge and premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the Withdrawal  Value.
The Contract will automatically  terminate if a systematic withdrawal causes the
Contract's Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated from your Contract Value in the  Subaccounts and the Fixed Account,
as you direct. If you do not specify the allocation,  the systematic  withdrawal will be  deducted  from the  Contract  Value in the  Subaccounts  and the  Fixed
Account in the same  proportion  that the Contract Value is allocated  among the
Subaccounts and the Fixed Account.

     The Company  may, at any time,  discontinue,  modify or suspend  systematic withdrawals.  You should consider carefully the tax consequences of a systematic withdrawal,  including  the 10% penalty tax which may be imposed on  withdrawals made prior to the Participant attaining age 59 1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is  generally a ten-day  period  beginning  when you receive the  Contract.  The
Company  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by the Company.  The Company will refund purchase  payments allocated to the  Subaccounts  rather than  Contract  Value in those states that require it to do so.

DEATH BENEFIT -- If the Participant dies prior to the Annuity Commencement Date, the Company will pay the death benefit  proceeds to the  Designated  Beneficiary upon receipt of due proof of the Participant's death and instructions  regarding payment to the Designated  Beneficiary.  (If the death of the Participant occurs on or after the Annuity  Commencement Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options.")

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any
outstanding   Contract  Debt,  any  pro  rata  administration   charge  and  any
uncollected  premium tax. If the Participant dies during the Accumulation Period and the age of the  Participant  was 75 or less on the  date  the  Contract  was issued, the amount of the death benefit will be the greatest of:

o    The sum of all Purchase  Payments,  less any  reductions
     caused by previous withdrawals,

o    The  Contract  Value on the date due  proof of death and
     instructions  regarding payment are received by Security
     Benefit, or

o    The stepped-up death benefit.

     The stepped-up death benefit is:

o    The largest  death  benefit on any Contract  anniversary
     that is both an exact  multiple of five and occurs prior
     to the Participant attaining age 76, plus

o    Any Purchase Payments made since the applicable Contract
     anniversary, less

o    Any withdrawals since the applicable anniversary.

     If the Participant dies during the  Accumulation  Period and the age of the
Participant  was 76 or greater on the date the  Contract  was issued,  or if due proof  of  death  (regardless  of the age of the  Participant  on the  date  the
Contract was issued) and instructions  regarding payment are not received by the
Company  at its  Administrative  Office  within  six  months  of the date of the
Participant's  death,  the death benefit will be the Contract  Value on the date due  proof of death and  instructions  regarding  payment  are  received  by the
Company at its Administrative Office.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and
duration  of  payments  that  the  Beneficiary  may  receive  and   requirements
respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.  See  "Federal  Tax  Matters"  for a  discussion  of  the  tax consequences in the event of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal, including systematic withdrawals, depending upon the number of years the purchase payment withdrawn has been credited under the Contract.

     The Company will waive the  withdrawal  charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract Year to 10% of purchase  payments made during the year,  and for any  subsequent  Contract Year, to 10% of Contract Value as of the first day of that Contract Year. The withdrawal  charge generally applies to the amount of withdrawals in a Contract Year that exceed the Free  Withdrawal  amount for that
Contract Year. The withdrawal charge does not apply,  however, to withdrawals of earnings.  For the purpose of  determining  any withdrawal  charge,  the Company deems any withdrawals that are subject to the withdrawal charge to be made first from purchase  payments and then from earnings.  Free withdrawal  amounts do not reduce  purchase  payments  for the  purpose of  determining  future  withdrawal charges.  The  amount  of the  charge  will  depend  on the  number of years the purchase  payment  has  been  credited  under  the  Contract,  according  to the following schedule:

-------------------------- -------------------------
 AGE OF PURCHASE PAYMENT
        IN YEARS              WITHDRAWAL CHARGE
-------------------------- -------------------------
            1                         5%
            2                         5%
            3                         5%
            4                         5%
            5                         5%
       6 and later                    0%
-------------------------- -------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed 5% of purchase  payments  paid under the Contract.  No withdrawal  charge will be imposed  upon:  (1) payment of death  benefit  proceeds;  or (2) annuity options that  provide for payments for life or a period of at least 5 years.  In addition,  if you are not making the  withdrawal  for the purpose of  exchanging your Contract for another investment available under your Plan, the Company will waive the withdrawal charge under the following circumstances:

o    Your Contract has been in force for 15 Contract Years or
     longer

o    You are  totally  and  permanently  disabled  as defined
     under section 72(m)(7) of the Internal Revenue Code

o    The   withdrawal   is  made  to  satisfy   the   minimum
     distribution  requirements of the Internal  Revenue Code
     and regulations thereunder

o    You are age 55 or older  and your  Contract  has been in
     force for five Contract Years or longer

The Company will assess the withdrawal  charge against the  Subaccounts  and the
Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions  of up to 7% of  aggregate  purchase  payments  and an annual  trail commission of up to 0.75% of Contract  Value.  The Company also may pay override payments, expense allowances,  bonuses, wholesaler fees and training allowances.
Registered  representatives  earn commissions from the broker-dealers with which they are affiliated  and such  arrangements  will vary. In addition,  registered representatives may be eligible under programs adopted by the Company to receive non-cash  compensation  such as expense-paid due diligence trips and educational seminars.  No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the  Contracts.  The  charge  is equal to an annual  rate of 1.00% of each
Subaccount's average daily net assets. This amount is intended to compensate the
Company for certain  mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including distribution expenses.

ADMINISTRATION  CHARGE -- The Company  will deduct from your  Contract  Value an administration  charge of $15. The administration charge is not assessed against
Contract  Value which has been applied under  Annuity  Options 1 through 4 or 8.
The Company deducts the administration charge on each Contract Anniversary,  but will  waive  the  charge  if  your  Contract  Value  is  $10,000  or more on the applicable Contract Anniversary. Any administration charge will be deducted from the  Contract  Value  in the  Subaccounts  and the  Fixed  Account  in the  same proportion  that the Contract Value is allocated  among the  Subaccounts and the
Fixed Account.

The Company will deduct a pro rata administration charge upon:

o    A full withdrawal of Contract Value

o    Payment of a death benefit

o    The Annuity  Commencement Date if one of Annuity Options
     1 through 4 or 8 is elected

The  purpose  of this  charge  is to  reimburse  the  Company  for the  expenses associated with administration of the Contracts.  The Company does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed will depend upon, among other things, the Participant's  state of residence and the  insurance  tax laws and the Company's  status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes  that it incurs in  connection  with a  Contract.  The  Company  currently deducts this charge upon the Annuity  Commencement  Date or upon full or partial withdrawal  if a premium tax was  incurred  and is not  refundable.  The Company reserves  the right to deduct  premium  taxes  when due or any time  thereafter.
Premium tax rates  currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the  Subaccounts,  the operations of the
Company with  respect to the  Contracts,  or payment of premiums or  acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of Security  Benefit and the Separate  Account" and "Charge for Security Benefit
Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent deferred sales charge and administration  charge for a Contract where the  administrative  and  maintenance  costs  associated  with the  Contract are reduced  for  reasons  such as the  amount of the  initial  purchase  payment or projected  purchase  payments or the Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE  OF CERTAIN  CHARGES  -- The  Company  guarantees  that the charge for mortality  and  expense  risks will not  exceed an annual  rate of 1.00% of each
Subaccount's  average  daily net assets and the  administration  charge will not exceed $15 per Contract Year.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the  corresponding  Underlying  Fund. As a result,  you indirectly bear a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in the Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity  Commencement Date at the time of application.
The  Annuity  Commencement  Date may not be prior to the third  annual  Contract anniversary  and may not be deferred  beyond your 85th  birthday,  although  the terms of the Plan and the laws of  certain  states  may  require  that you start annuity payments at an earlier age. If you do not select an Annuity Commencement
Date, the Annuity  Commencement  Date will be the later of the Annuitant's  70th birthday or the tenth  Contract  Anniversary.  See  "Selection of an Option." If
there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Commencement Date.

     On the Annuity  Commencement  Date, the proceeds under the Contract will be applied to provide an annuity  under one of the options  described  below.  Each option is available in two  forms--either as a variable annuity for use with the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity  Commencement  Date, reduced by any applicable premium taxes and withdrawal  charges and any outstanding  Contract Debt. If you elected one of Annuity Options 1 through 4 or 8, the Company will also deduct a pro rata administration charge.

     The Contracts provide for eight Annuity Options. The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based  upon your age as of the  Annuity  Commencement  Date and your gender,  unless unisex rates apply. The annuity rates are based upon the 1983(a)
mortality  table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded annually.  In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without  regard to annuity  rates.  If no
Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option, which shall be an annuity payable during the lifetime of the Annuitant  with payments  guaranteed to be made for 10 years under Option
2.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example, a life income with guaranteed payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may designate or change an Annuity  Commencement Date or Annuity Option provided proper written notice is received by the Company at its  Administrative
Office at least 30 days prior to the Annuity  Commencement Date set forth in the
Contract.  The date  selected  as the new Annuity  Commencement  Date must be at least 30 days  after the date  written  notice  requesting  a change of  Annuity
Commencement Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an  Annuitant  or  Participant  cannot  change the Annuity  Option and cannot surrender his or her annuity and receive a lump-sum  settlement in lieu thereof.
Under Annuity Options 5 through 7, full or partial withdrawals may be made after the Annuity Commencement Date, subject to any applicable  withdrawal charge. The
Contract  specifies  annuity  tables for  Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per
$1,000  applied) of the FIRST  annuity  payment for a variable  annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity  payment if the  Annuitant's  death occurs prior to the due date of the second  annuity  payment,  two if death  occurs prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

     OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that if, at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first  payment,  annuity  payments  will be  continued  to the
Designated Beneficiary until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both  Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date,  etc.  AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM  NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  CEASE  UPON  THE  DEATH  OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner, with the guarantee that if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the  amount  elected by the Owner  will be made  until the  amount  applied  and interest thereon are exhausted,  with the guarantee that if, at the death of all
Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period,  which may be 5, 10, 15 or 20 years,  as elected by the Owner. If the Annuitant dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the
Primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  die prior to the second  annuity  payment due date,  two if both die prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity  payments  will  increase,  and if it is less than the assumed  interest rate, the annuity  payments will decline.  A higher assumed  interest rate would mean a higher initial  annuity  payment,  but the amount of the annuity  payment would  increase  more  slowly in a rising  market (or the amount of the  annuity payment would decline more rapidly in a declining  market).  A lower  assumption would have the opposite  effect.

     SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial or tax advisers.  For Contracts  used in connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract Value to the Fixed Account.  There are two Fixed Account  options,  the
Traditional  General Account and the DCA Plus Account,  as discussed on page 28.
Amounts  allocated to the Fixed  Account  become part of the  Company's  General
Account,  which supports the Company's  insurance and annuity  obligations.  The
General  Account  is  subject  to  regulation  and  supervision  by  the  Kansas
Department  of  Insurance  and  is  also  subject  to  the  insurance  laws  and regulations  of other  jurisdictions  in which the Contract is  distributed.  In reliance on certain  exemptive  and  exclusionary  provisions,  interests in the
Fixed Account have not been registered as securities under the Securities Act of
1933 (the  "1933  Act")  and the Fixed  Account  has not been  registered  as an investment  company under the 1940 Act.  Accordingly,  neither the Fixed Account nor any interests  therein are generally  subject to the  provisions of the 1933
Act or the 1940 Act.  The Company has been advised that the staff of the SEC has not reviewed the  disclosure in this  Prospectus  relating to the Fixed Account.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract."

     Amounts  allocated to the Fixed Account  options become part of the General
Account of the Company,  which consists of all assets owned by the Company other than those in the Separate  Account and other separate  accounts of the Company.
Subject to applicable  law, the Company has sole  discretion  over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an annual  effective  rate of 3%,  which will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or transferred to the Fixed Account.  Contract Value allocated  or  transferred  to the  Fixed  Account  at one  point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time.  For example,  amounts  allocated to the Fixed  Account in June may be credited  with a different  current  rate than amounts  allocated to the Fixed  Account in July.  In addition,  the Company may credit interest at different  Current Rates on the  Traditional  General Account
and DCA Plus Account options.  Therefore,  at any time, various portions of your
Contract Value in the Fixed Account may be earning interest at different Current
Rates  depending  upon  the  point  in time  such  portions  were  allocated  or transferred  to the Fixed Account and the Fixed  Account  option  selected.  The
Company bears the investment  risk for the Contract Value allocated to the Fixed
Account and for paying interest at the Guaranteed  Rate on amounts  allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the  Fixed  Account,  withdrawals,  loans or  transfers  from the Fixed
Account will be deemed to be taken from  purchase  payments  and Contract  Value allocated  to the Fixed  Account on a first in,  first out basis.  Any  interest attributable  to such  amounts  shall be deemed to be taken before the amount of the purchase payment or other Contract Value allocated to the Fixed Account. For more information about transfers and withdrawals from the Fixed Account, see the discussion of the Fixed Account options below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT  CHARGES  --  Premium  taxes  will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who  allocate  purchase  payments  or transfer  Contract  Value to the
Subaccounts.  The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account,  and any amounts that the
Company pays for income taxes allocable to the  Subaccounts  will not be charged against the Fixed Account. In addition,  you will not pay directly or indirectly the investment  advisory fees and operating  expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRADITIONAL GENERAL ACCOUNT OPTION -- You may allocate purchase payments to this option and may transfer Contract Value from the Subaccounts to this option.  The
Company limits transfer from this option to the Subaccounts as discussed below.

     Prior  to  the  Annuity  Commencement  Date,  you  may  transfer  from  the
Traditional  General  Account  option to the  Subaccounts in a Contract Year not more than the  greatest of (1)  $5,000,  (2)  one-third  of the  Contract  Value allocated to the option at the time of the first  transfer in the Contract Year, or (3) 120% of the  amount  transferred  from the  Traditional  General  Account option during the previous  Contract Year. The Company  reserves the right for a period of time to allow  transfers  from this option in amounts  that exceed the limits set forth above ("Waiver Period").  In any Contract Year following such a
Waiver  Period,  the  total  dollar  amount  that  may be  transferred  from the
Traditional  General Account option is the greatest of (1) above,  (2) above, or
(3)  120%  of the  lesser  of:  (i)  the  dollar  amount  transferred  from  the
Traditional  General  Account option in the previous  Contract Year; or (ii) the maximum dollar amount that would have been allowed in the previous Contract Year under the transfer provisions above absent the Waiver Period.

     You may make full or partial  withdrawals  to the same extent as if you had allocated  Contract Value to the  Subaccounts.  However,  no partial  withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals." In addition,  to the same extent as  Contractowners  with Contract
Value in the  Subaccounts,  the Owner of a Contract  used in  connection  with a
Qualified  Plan may obtain a loan if so  permitted  under the terms of the Plan.
See "Loans."

DCA PLUS ACCOUNT OPTION -- This option is available  ONLY for purchase  payments allocated to a Contract during the first two Contract Years.

     Your purchase payments allocated to this option will be transferred monthly to one or more of the  Subaccounts  over a  period  of one year  (the  "Transfer
Year").  The  Transfer  Year  begins  on the date a  Purchase  Payment  is first allocated to this option and the first monthly transfer is made on the same date in the  following  month.  When you first  allocate a  purchase  payment to this option,  you must  submit to the  Company  written  instruction  specifying  the
Subaccounts  to which such transfers  should be made.  (The transfers may not be made to the Traditional  General Account option.) The monthly transfers from the
DCA Plus  Account  to the  Subaccounts  will be made in  amounts  determined  by dividing the Contract  Value  allocated to the DCA Plus Account by the number of months  remaining in the Transfer  Year.  If  subsequent  purchase  payments are allocated  to the  DCA  Plus  Account  during  a  Transfer  Year,  they  will be transferred to the Subaccounts you select over the balance of the Transfer Year.
As a result,  any subsequent  purchase payments may be allocated to the DCA Plus
Account  for  less  than a  year.  You  should  consider  whether  allocating  a subsequent  purchase  payment to the DCA Plus Account is appropriate in light of the amount of time  remaining in the  Transfer  Year.  If a purchase  payment is allocated to the DCA Plus Account after the initial  Transfer Year has ended,  a new Transfer Year will begin with respect to that purchase payment.

     You may not transfer Contract Value from the Subaccounts or the Traditional
General Account option to this option.  Full and partial withdrawals are allowed as discussed under "Full and Partial Withdrawals."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Participant during the Accumulation  Period.  The Designated  Beneficiary is
the first person on the following  list who is alive on the date of death of the
Participant:  the Primary Beneficiary;  the Secondary Beneficiary; or if neither of the above is alive, the Participant's  estate. The Primary Beneficiary is the individual  named as such in the  application  or any later  change shown in the
Company's records. The Primary Beneficiary will receive the death benefit of the
Contract  only if he or she is alive  on the  date of  death of the  Participant during the Accumulation  Period.  Because the death benefit of the Contract goes to the first  person on the above  list who is alive on the date of death of the
Participant,  careful  consideration  should  be given  the  designation  of the
Primary  Beneficiary.  The Participant may change the Primary Beneficiary at any time while the Contract is in force by written  request on forms provided by the
Company and  received by the Company at its  Administrative  Office.  The change will not be binding on the  Company  until it is  received  and  recorded at its
Administrative  Office.  The change will be effective as of the date the form is signed,  subject to any  payments  made or other  actions  taken by the  Company before the change is  received  and  recorded.  A Secondary  Beneficiary  may be designated.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS  -- The  Contract  is  participating  and will  share  in the  surplus earnings of the Company.  However,  the current  dividend  scale is zero and the
Company does not anticipate that dividends will be paid. Certain states will not permit the Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount to the Fixed Account on the Valuation Date a proper  written  request is received at the Company's  Administrative  Office.  However,  the Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During which the NYSE is closed,  other than customary  weekend and holiday closings,

o    During which trading on the NYSE is restricted as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you misstate the age or sex of an Annuitant or Participant, the correct  amount paid or payable by the Company  under the Contract  shall be such as the  Contract  Value  would have  provided  for the  correct  age or sex
(unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan.  You may  obtain a loan by  submitting  a proper  written  request  to the
Company.  A loan  must be taken  prior to the  Annuity  Commencement  Date.  The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts  combined is generally  equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding  loan balance  within the  preceding
12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan  balance  on the  date  the  loan is  made;  or (2) 50% of the
Contract  Value or  $10,000,  whichever  is greater  (the  $10,000  limit is not available  for  Contracts  issued  under a 403(b) Plan  subject to the  Employee
Retirement  Income  Security Act of 1974).  The Internal  Revenue Code  requires aggregation of all loans made to an individual  employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other  providers,  we will only use  information  available  under  annuity contracts  issued by us, and you will be responsible for  determining  your loan limits  considering loans from other providers.  Reference should be made to the terms of your particular Plan for any additional loan restrictions.

     When an eligible  contractowner  takes a loan,  Contract Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

     Interest  will be charged for the loan and will accrue on the loan  balance from the  effective  date of any  loan.  The loan  interest  rate  will be 5.0%.
Because the Contract  Value  maintained in the Loan Account (which will earn 3%)
will always be equal in amount to the outstanding loan balance,  the net cost of a loan is 2%.

     Loans must be repaid  within five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  Upon receipt of a loan  payment,  the Company will transfer  Contract  Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current instructions with respect to purchase payments  in an amount  equal to the  amount by which the  payment  reduces  the amount of the loan outstanding.

     If you do not make any required loan payment within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal  Revenue  Service  ("IRS").  The  Company  may  agree to  extend  these deadlines for late payments within any limits imposed by IRS regulations. Once a loan has gone into default,  regularly  scheduled payments will not be accepted.
No new loans will be allowed while a loan is in default.  Interest will continue to  accrue  on a loan in  default.  Contract  Value  equal to the  amount of the accrued interest will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value
or  after  the   Contractowner   attains  age  59  1/2.  The  Contract  will  be
automatically  terminated if the  outstanding  loan balance on a loan in default equals or exceeds the Withdrawal  Value.  The proceeds from the Contract will be used to repay the debt and any  applicable  withdrawal  charge.  Because  of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that  state at that  time,  but there can be no  assurance  that  loans  will be approved.  Prospective  Contractowners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the  terms of your  particular  Plan,  the  Internal  Revenue  Code and other
applicable  law  for  any  limitation  or  restriction  on   distributions   and
withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  Participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial  need,  such as  paying  for  medical  expenses,  purchasing  a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or foreclosure,  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the  Participant  and in some  instances  may  also  result  in a  penalty  tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by groups which are Qualified  Plans under the  provisions of the Internal  Revenue
Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a  Contract,  on annuity  payments,  and on the  economic  benefits to the
Participant,  the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan,  if any, for which the Contract is purchased,  the tax and  employment  status of the  individuals  involved  and a number of other factors.  The  discussion  contained  herein and in the  Statement of Additional
Information  is  general  in  nature  and is not  intended  to be an  exhaustive discussion of all questions that might arise in connection  with a Contract.  It is based upon the Company's understanding of the present federal income tax laws as  currently  interpreted  by the IRS,  and is not  intended as tax advice.  No representation  is made regarding the likelihood of  continuation of the present federal  income  tax laws or of the  current  interpretations  by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent  complexity of the tax laws and the fact that tax results will vary according to the particular  circumstances  of the  individual  involved and the
Qualified  Plan, a person should consult with a qualified tax adviser  regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the  receipt  of annuity  payments  under a  Contract  or any other  transaction involving a Contract.  THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX
STATUS OF, OR TAX  CONSEQUENCES  ARISING FROM,  ANY CONTRACT OR ANY  TRANSACTION
INVOLVING A CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the
Subaccounts or the  operations of the Company with respect to the Contracts,  or attributable to payments,  premiums,  or acquisition  costs under the Contracts.
The Company will review the question of a charge to the  Separate  Account,  the
Subaccounts  or the  Contracts for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses  under the Contracts is ultimately  determined to be other  than what the  Company  currently  believes  it to be, if there are changes made in the federal  income tax  treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS. Each Underlying Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Funds,  intends to comply with the  diversification  requirements of
Section 817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Participant),  rather than the  insurance  company,  to be  treated  as the owner of the assets in the account." This  announcement also stated that guidance would be issued by way of regulations  or rulings on the "extent to which  policyholders  may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account.  In  addition,  the Company  does not know what  standards  will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company  therefore  reserves the right to modify the Contract, as it deems appropriate,  to attempt to prevent a Participant from being  considered  the owner of a pro rata share of the  assets of the  Separate
Account.  Moreover, in the event that regulations or rulings are adopted,  there can be no  assurance  that  the  Underlying  Funds  will be able to  operate  as currently  described in the  Prospectus,  or that the Underlying  Funds will not have to change their investment objective or investment policies.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements  of Section 401,  403(b),  or 457 of the Code. You should  consider that the Contract  does not provide any  additional  tax  advantage  beyond that already available through the Qualified Plan.  However,  the Contract does offer features  and  benefits  in  addition  to  providing  tax  deferral  that  other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  Plan,  to the
Participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the Plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract.  Participants,  Annuitants,  and  Beneficiaries are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal  consent that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA).  Consequently,  a Participant's Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification  of the Plan or subject the Participant or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity  Options to certain  Annuitants and their  Beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   Participants  and   Beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION 401. Code Section 401 permits  employers to establish various types of retirement plans (e.g.,  pension,  profit sharing and 401(k) plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

     In order for a retirement plan to be "qualified" under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

     A  retirement  plan  qualified  under  Code  Section  401 may be  funded by employer  contributions,  employee  contributions or a combination of both. Plan participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

     Each employee's  interest in a retirement plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee  reaches age 70 1/2 or retires  ("required  beginning  date").  The required  beginning date for 5% owners is April 1 of the calendar year following the year in which the owner attains age 70 1/2. Periodic  distributions must not extend  beyond  the life of the  employee  or the  lives of the  employee  and a designated beneficiary (or over a period extending beyond the life expectancy of the  employee or the joint life  expectancy  of the  employee  and a  designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire  interest  in the plan must  generally  be  distributed  to a designated  beneficiary before the close of the calendar year following the year of the employee's  death and be made over the life of the beneficiary (or over a period not  extending  beyond the life  expectancy of the  beneficiary).  If the designated beneficiary is the employee's surviving spouse,  distributions may be delayed  until  the  employee  would  have  reached  age 70 1/2.  If there is no
designated  beneficiary,   or  if  delayed  distributions  are  elected  by  the
Beneficiary, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

     Annuity  payments  distributed  from a retirement plan qualified under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering his entire investment, the unrecovered investment will be allowed as a deduction  on his final  return.  If the  employee  made no contributions  that were  taxable  when made,  the full  amount of each  annuity payment is taxable to him as ordinary income.

     A "lump-sum"  distribution  from a  retirement  plan  qualified  under Code
Section 401 may be eligible for favorable tax treatment by certain  individuals.
A "lump-sum"  distribution means the distribution within one taxable year of the balance to the credit of the employee which becomes  payable:  (i) on account of the  employee's  death,  (ii) after the  employee  attains age 59 1/2,  (iii) on account of the employee's termination of employment (in the case of a common law employee only) or (iv) after the employee has become  disabled (in the case of a self-employed person only).

     As a general  rule, a lump-sum  distribution  is fully  taxable as ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

     Distributions  from a retirement  plan qualified under Code Section 401 may be  eligible  for a tax-free  rollover  to  another  eligible  retirement  plan, including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTION  403(b).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements.   Section  403(b)  annuities  are  generally  subject  to  minimum distribution  requirements  similar  to those  applicable  to  retirement  plans qualified under Section 401 of the Code. See "Section 401."

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b)  contract must be  nonforfeitable.  Prior to 2002, numerous  limitations  applied to the amount of contributions that could be made to a Section 403(b) annuity contract.  These limitations were referred to as the
"maximum  exclusion  allowance." The contribution limit is similar to the limits on  contributions  to qualified  retirement  plans and depends upon, among other things,  whether the annuity  contract is  purchased  with  employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2;  (ii) has a severance  from  employment;  (iii) dies;  (iv)
becomes  disabled;  or (v)  incurs a  financial  hardship  (earnings  may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTION 457.  Section 457 of the Code permits  employees of state and local governments  and units and  agencies  of state  and local  governments,  such as schools,  as well as  tax-exempt  organizations  to  defer a  portion  of  their compensation without paying current taxes if those employees are participants in an  eligible  deferred  compensation  plan.  A Section  457 plan may  permit the purchase of Contracts to provide benefits thereunder.

     Although a participant  under a Section 457 plan may be permitted to direct or choose  methods of investment in the case of a tax-exempt  employer  sponsor, all amounts  deferred under the plan, and any income thereon,  remain solely the property of the  employer  and  subject to the claims of its  general  creditors until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or a custodial account or an  annuity  contract)  for the  exclusive  benefit of plan  participants.  A
Section 457 plan must not permit the  distribution of a  participant's  benefits until the  participant  attains age 70 1/2,  terminates  employment or incurs an
"unforeseeable emergency."

     Section   457  plans  are   generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section  401 of the Code.  See  "Section  401."  Since  under a Section 457 plan contributions are generally  excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made.  Distributions from a Section
457 plan for a tax-exempt  employer  are not  eligible  for tax-free  rollovers.
Beginning in 2002, distributions from a governmental 457 plan may be rolled over to another eligible retirement plan including an IRA.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 401 plan,  Section  403(b)  plan or  governmental  Section  457  plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount  received to an "eligible  retirement  plan," then the amount so transferred is not includable in income.  Also, pre-tax  distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover  distribution"  generally means any  distribution  that is not one of a series  of  periodic  payments  made  for the life of the  distributee  or for a
specified  period  of  at  least  ten  years.  In  addition,   required  minimum
distributions,  death  distributions  (except to a surviving spouse) and certain corrective distributions will not qualify as eligible rollover distributions.  A rollover must be made directly between plans or indirectly  within 60 days after receipt of the distribution.

     An "eligible  retirement  plan" will be another  retirement  plan qualified under  Code  Section  401,  a Section  403(b)  plan,  a  traditional  individual retirement account or annuity under Code Section 408, or a governmental deferred compensation plan under Code Section 457.

     A Section 401 plan, a Section 403(b) plan or a  governmental  457 plan must generally provide a participant  receiving an eligible rollover distribution the option  to have  the  distribution  transferred  directly  to  another  eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.  The 10% penalty tax is generally  not  applicable to distributions from a Section 457 plan.

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of fewer than ten years)  from a  Qualified  Plan (other than IRAs and tax-exempt  entity  Section 457 plans) are  generally  subject to mandatory  20%
income tax withholding.  However,  no withholding is imposed if the distribution is transferred directly to another eligible retirement plan.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective  Participant  considering purchase of a Contract in connection  with a Qualified Plan should first consult a qualified and competent tax adviser  with regard to the  suitability  of the  Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights attributable to the shares of each of the Underlying Funds held in the Subaccounts at any regular and special  meetings of the  shareholders of the
Underlying Funds on matters requiring  shareholder voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all  Contracts  participating  in that  Subaccount.  The  Company  will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable  to  Contractowners,  if any, in the same  proportion as the voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased  or to be purchased  in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the Fixed  Account.  The  Company  also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without  the  consent  of the  Owner or  Participant,  to  suspend  sales of the
Contract as presently  offered and to make any change to the  provisions  of the
Contracts to comply with,  or give  Participants  the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to  requirements for annuity  contracts and retirement  plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.  In addition, upon 30 days notice to the Owner,  the Company  may make other  changes to the  Contract that will apply only to individuals who become  Participants after the effective date of the change.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth a  summary  of the  transactions  that  occurred  during  the year and the
Contract  Value as of the end of the  year.  In  addition,  the  statement  will indicate  the  allocation  of  Contract  Value  among the Fixed  Account and the
Subaccounts  and any other  information  required by law.  The Company will also send confirmations upon purchase  payments,  transfers,  loans, loan repayments, and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis.  These  transactions  include purchases under an Automatic
Investment  Program,  transfers  under  the  Dollar  Cost  Averaging  and  Asset
Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE  TRANSFER  PRIVILEGES -- You may request a transfer of Contract  Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the  Telephone  Transfer  section of the  application  or proper form ("Telephone Authorization") has been completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person
requesting  a  transfer  by  telephone   provide  the  account  number  and  the
Participant's tax  identification  number and such instructions must be received on a  recorded  line.  The  Company  reserves  the  right to deny any  telephone transfer  request.  If all  telephone  lines are busy (which  might  occur,  for example, during periods of substantial market fluctuations), you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company,  any of its affiliates,  nor any Underlying Fund will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests,  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account  is a party or which  would  materially  affect  the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection with the issue and sale of the Contracts described in this  Prospectus,  the  Company's  authority to issue the Contracts under Kansas law, and the  validity of the forms of the  Contracts  under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Participants.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  will reflect the deduction of the  administration  charge,  mortality and expense risk charge and contingent  deferred  sales  charge  and may  simultaneously  be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contracts were not available for purchase  until  September 1,
1998,  certain of the  Underlying  Funds were in  existence  prior to that date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets, or tracked by other rating services, companies, publications, or persons who rank separate accounts or other investment  products on overall  performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an  investment  in the  Contract.  Unmanaged indices may assume the  reinvestment  of dividends  but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount  invests and the market conditions during the given time period,  and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance Company and Subsidiaries,  at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of the Variflex  Separate Account at December 31, 2002 and
for each of the specified  periods  ended  December 31, 2002, or for portions of such  periods as  disclosed  in the  financial  statements,  are included in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

THE CONTRACT
   Valuation of Accumulation Units
   Computation of Variable Annuity Payments
   Illustration
   Variations in Charges
   Termination of Contract
   Group Contracts

PERFORMANCE INFORMATION

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
   RETIREMENT PLANS
   Section 401
   Section 403(b)
   Section 457

ASSIGNMENT

DISTRIBUTION OF CONTRACTS

SAFEKEEPING OF VARIFLEX ACCOUNT ASSETS

PERMISSIBLE ADVERTISING INFORMATION

STATE REGULATION

EXPERTS

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
SECURITY BENEFIT LIFE INSURANCE COMPANY(R)
A Member of The Security Benefit Group of CompaniesSM
One Security Benefit Place, Topeka, Kansas 66636-0001

                                   VARIFLEX ES
                           VARIABLE ANNUITY CONTRACTS

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2003

RELATING TO THE PROSPECTUS DATED, May 1, 2003,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME

(785) 438-3112 (800) 888-2461

--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY

A Member of The Security Benefit Group of Companies
One Security Benefit Place, Topeka, Kansas 66636-0001

                              VARIFLEX ES VARIABLE
                                ANNUITY CONTRACTS

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                   May 1, 2003

This Statement of Additional  Information expands upon subjects discussed in the
current   Prospectus  for  the  Variflex  ES  Variable  Annuity  Contracts  (the
"Contract")  offered by Security Benefit Life Insurance Company (the "Company").
You  may  obtain  a copy  of the  Prospectus  dated,  May 1,  2003,  by  calling
1-800-888-2461,  or writing to Security  Benefit  Life  Insurance  Company,  One
Security Benefit Place,  Topeka,  Kansas  66636-0001.  Terms used in the current
Prospectus for the Contract are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL  INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                               TABLE OF CONTENTS

LIMITS ON PURCHASE PAYMENTS PAID

--------------------------------------------------------------------------------

THE CONTRACT

The  following  provides   additional   information  about  the  Contract  which
supplements  the  description  in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION  UNITS -- The Accumulation Unit value for a Subaccount on any day is equal to (a)  divided by (b),  where (a) is the net asset value of the Underlying Fund shares of the Subaccount less the Mortality and Expense Risk
Fee and any  deduction  for  provision  for federal  income taxes and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.

The value of a Contract on any Valuation Date during the Accumulation Period can be  determined by  multiplying  the total number of  Accumulation  Units of each
Subaccount  within  Variflex(R)  credited  to the  Contract  by  the  applicable
Accumulation Unit value of each such Subaccount. During the Accumulation Period, all cash dividends and other cash  distributions made to each Subaccount will be reinvested in additional shares of the corresponding Underlying Fund.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS--

DETERMINATION OF AMOUNT OF FIRST ANNUITY PAYMENT. For Annuities under options 1,
2, 3, and 4, the Contracts  specify  tables  indicating the dollar amount of the first  monthly  payment  under each  optional  form of Annuity  for each  $1,000 applied.  The total first monthly  annuity  payment is determined by multiplying the value of the Contract or  Participant's  Individual  Account  (expressed  in thousands of dollars) by the amount of the first  monthly  payment per $1,000 of value, in accordance with the tables specified in the Contract. The value of the
Contract or Participant's Individual Account for the purpose of establishing the first  periodic  payment  under  options 1, 2, 3, 4 or similar  life  contingent payment  options  mutually  agreed  upon is equal to the number of  Accumulation
Units applied to the option times the Accumulation  Unit value at the end of the date the first annuity  payment is made. For Annuities  under options 5, 6, 7, 8 or other mutually agreed upon non-life contingent payment options,  the value of the Contract or  Participant's  Individual  Account for the purpose of the first and subsequent  periodic payments is based on the Accumulation Unit value at the end of the day the annuity payment is made.

AMOUNT OF THE SECOND AND SUBSEQUENT  ANNUITY  PAYMENTS.  For Variable  Annuities
under  options 1, 2, 3 and 4, the amount of the first  monthly  annuity  payment determined as described  above is divided by the applicable  value of an Annuity
Unit (see below) for the day in which the  payment is due in order to  determine the number of Annuity Units  represented  by the first  payment.  This number of
Annuity  Units  remains  fixed  during the  Annuity  period and each  subsequent payment  period.  The dollar  amount of the  annuity  payment is  determined  by multiplying  the fixed number of Annuity Units by the Annuity Unit value for the day the payment is due.

ANNUITY UNIT. The value of an Annuity Unit of each Subaccount originally was set at $1.00.  The value of an Annuity Unit for any  subsequent day is determined by multiplying  the value for the  immediately  preceding day by the product of (a)
the Net  Investment  Factor for the day for which the value is being  calculated and (b) 0.9999057540, the interest neutralization factor (the factor required to neutralize  the assumed  investment  rate of 3 1/2% built into the annuity rates contained in the  Contract).  The Net  Investment  Factor of any  Subaccount  is
determined  by  subtracting  0.00002753555,  the Mortality and Expense Risk Fee,
from the ratio of (a) to (b) where (a) is the value of a share of the Underlying
Fund  at  the  end of  the  day  plus  the  value  of  any  dividends  or  other distributions  attributable  to such share during a day and minus any applicable income tax  liabilities as determined by the Company,  and (b) is the value of a share of the Underlying Fund at the end of the previous day.

ILLUSTRATION  -- The Annuity Unit and the Annuity  payment may be illustrated by
the  following  hypothetical  example:   Assume  an  annuitant  at  the  Annuity
Commencement Date has credited to his Contract 4,000 Accumulation Units and that the value of an Accumulation  Unit at the end of the Annuity  Commencement  Date
was $5.13,  producing  a total value for the  contract  of $20,520.  Any premium taxes due would  reduce the total  value of the  Contract  that could be applied towards the  Annuity;  however,  in this  illustration  it is assumed no premium taxes are applicable.  Assume also the Annuitant  elects an option for which the annuity table in the Contract  indicates the first monthly  payment is $6.40 per
$1,000 of value  applied;  the resulting  first monthly  payment would be 20.520 multiplied by $6.40, or $131.33.

Assume the Annuity Unit value for the day on which the first payment was due was
$1.0589108749. When this is divided into the first monthly payment the number of
Annuity Units  represented by that payment is  124.0236578101.  The value of the same number of Annuity Units will be paid in each subsequent month.

Assume  further the value of a Subaccount  share was $5.15 at the end of the day preceding the date of the second annuity  payment,  that it was $5.17 at the end of the due date of the second Annuity  payment and that there was no cash income during  such  second  day.  The Net  Investment  Factor for that  second day was
1.0038834951  ($5.17  divided by $5.15 minus  0.00002753555).  Multiplying  this factor by 0.9999057540 to neutralize the assumed investment rate (the 3 1/2% per annum built into the number of Annuity  Units as  determined  above)  produces a result of  1.0037888831.  The  Annuity  Unit value for the  valuation  period is therefore $1.0640077696, which is 1.0037888831 x $1.0599915854 (the value at the beginning of the day).

The current  monthly  payment is then  determined by  multiplying  the number of
Annuity  Units by the  current  Annuity  Unit  value,  or  124.0236578101  times
$1.0640077696, which produces a current monthly payment of $131.96.

VARIATIONS IN CHARGES -- The contingent deferred sales charges and Mortality and
Expense  Risk Fee may be reduced or waived for sales of  Variflex  ES  Contracts
where  the   expenses   associated   with  the  sale  of  the  Contract  or  the
administrative  and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or the amounts of projected purchase payments,  or because the Contract is sold in connection with a group or  sponsored  arrangement.  The Company  will only reduce or waive such charges  where  expenses  associated  with the sale of the Contract or the costs associated with administering and maintaining the Contract are reduced.

Directors,  officers and bona fide full-time  employees of Security Benefit Life
Insurance  Company or its  subsidiaries or SBL Fund; the spouses,  grandparents, parents,  children,  grandchildren and siblings of such directors,  officers and employees and their spouses; any trust, pension, profit-sharing or other benefit plan  established  by any of the foregoing  corporations  for persons  described above; and salespersons  (and their spouses and minor children) who are licensed with the Company to sell variable  annuities are permitted to purchase contracts with substantial  reduction of the contingent deferred sales charges.  Contracts so purchased  are for  investment  purposes only and may not be resold except to the Company. No sales commission will be paid on such contracts.

TERMINATION  OF Contract -- The Company  reserves  the right to  terminate  your
Contract during the  accumulation  period if Contract Value is less than $2,000.
Termination  of a Variflex ES Contract may have adverse tax  consequences.  (See the Prospectus at "Full and Partial Withdrawals" and "Federal Tax Matters.")

GROUP  CONTRACTS  -- In the case of Group  Allocated  Variflex ES  Contracts,  a master group contract is issued to the employer or other organization, or to the trustee,  who is  the  Contractowner.  The  master  group  contract  covers  all
Participants.  Where funds are allocated to a Participant's  Individual Account, each participant  receives a certificate  which summarizes the provisions of the master group contract and evidences participation in the Plan established by the organization.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Variflex Separate Account may
appear in  advertisements,  sales  literature  or reports to  Contractowners  or prospective  purchasers.  Performance  information  in  advertisements  or sales literature  may be  expressed as yield and  effective  yield of the Money Market
Subaccount, and average annual total return and total return of all Subaccounts.
Current yield for the Money Market Subaccount will be based on the change in the value  of a  hypothetical  investment  (exclusive  of  capital  changes)  over a particular  seven-day period, less a hypothetical  charge reflecting  deductions from Contractowner accounts during the period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7, with the resulting yield figure carried to at least the nearest hundredth of 1%.
"Effective  yield" for the Money Market  Subaccount  assumes that all  dividends received during an annual period have been reinvested. Calculation of "effective yield"  begins with the same "base  period  return" used in the  calculation  of yield,  which is then annualized to reflect weekly  compounding  pursuant to the following formula:

              Effective Yield = ((Base Period Return + 1)^365/7) - 1

For the seven-day  period ended December 31, 2002, the yield of the Money Market
Subaccount was 0.00% and the effective yield of the Subaccount was 0.00%.

Quotations  of yield for a Subaccount,  other than the Money Market  Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                         YIELD    = 2[(a-b + 1)^6 - 1]
                                       ---
                                       cd

where    a =   net investment income earned during the period by the series of the Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

For the 30-day  period ended  December 31, 2002,  the yield for the  Diversified
Income  Subaccount was 4.68%. For the 30-day period ended December 31, 2002, the yield for the High Yield Subaccount was 7.50%.

Quotations  of average  annual total return for any  Subaccount  of the Separate
Account  will be  expressed in terms of the average  annual  compounded  rate of return of a hypothetical  investment in the Subaccount over certain periods that will  include  periods of 1, 5 and 10 years (up to the life of the  Subaccount), calculated pursuant to the following formula:

                                 P(1 + T)^n = ERV

(where P = a  hypothetical  initial  payment of $1,000,  T = the average  annual total return, n = the number of years, and ERV = the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the period).  Such total return figures reflect the deduction of the applicable contingent deferred sales charge  and other  recurring  Variflex  fees and  charges  on an  annual  basis, including  charges for  Mortality  and  Expense  Risk Fee of the account and the annual administrative fee, although other quotations may be simultaneously given that do not  assume a  surrender  and do not take into  account  deduction  of a contingent deferred sales charge and the annual administrative fee.

For the 1-, 5- and 10-year  periods ended  December 31, 2002, the average annual total return for each Subaccount was as follows:

-------------------------------------------------------------
AVERAGE ANNUAL RETURN (With Contingent Deferred Sales
Charge and Administrative Fee)
-------------------------------------------------------------
                               1 YEAR    5 YEARS   10 YEARS
-------------------------------------------------------------
Equity Subaccount             (29.54)%   (8.84)%(1)   ---
-------------------------------------------------------------
Large Cap Value Subaccount    (29.59)%   (9.07)%(1)   ---
-------------------------------------------------------------
Global Subaccount             (28.23)%    2.81%(1)    ---
-------------------------------------------------------------
Diversified Income Subaccount   2.20%     1.68%(1)    ---
-------------------------------------------------------------
Large Cap Growth Subaccount   (32.39)%  (27.27)%(3)   ---
-------------------------------------------------------------
Enhanced Index Subaccount     (28.51)%  (13.73)%(2)   ---
-------------------------------------------------------------
International Subaccount      (26.15)%  (15.72)%(2)   ---
-------------------------------------------------------------
Mid Cap Growth Subaccount     (34.60)%    7.50%(1)    ---
-------------------------------------------------------------
Managed Asset
Allocation Subaccount         (15.90)%   (2.02)%(1)   ---
-------------------------------------------------------------
Equity Income Subaccount      (19.51)%    0.63%(1)    ---
------------------------------------------------------------
High Yield Subaccount          (6.45)%   (1.71)%(1)   ---
-------------------------------------------------------------
Small Cap Value Subaccount    (13.44)%    3.82%(3)    ---
-------------------------------------------------------------
Social Awareness Subaccount   (27.50)%   (5.83)%(1)   ---
-------------------------------------------------------------
Technology Subaccount         (42.30)%  (41.23)%(3)   ---
-------------------------------------------------------------
Mid Cap Value Subaccount      (20.13)%   12.97%(1)    ---
-------------------------------------------------------------
Main Street Growth and
Income(R) Subaccount          (24.97)%  (18.60)%(3)   ---
-------------------------------------------------------------
Small Cap Growth Subaccount   (31.82)%   (0.02)%(1)   ---
-------------------------------------------------------------
Select 25 Subaccount          (31.92)%  (13.29)%(2)   ---
-------------------------------------------------------------
1   From  September  10, 1998 (date of inception of ES Contract) to December 31,
    2002.

2   From May 3, 1999 (date of  inception  of  underlying  Fund) to December  31,
    2002.

3   From May 1, 2000 (date of  inception  of  underyling  Fund) to December  31,
    2002.

-------------------------------------------------------------

-------------------------------------------------------------
AVERAGE ANNUAL RETURN (Without Contingent Deferred Sales
Charge and Administrative Fee)
-------------------------------------------------------------

                               1 YEAR    5 YEARS   10 YEARS
-------------------------------------------------------------
Equity Subaccount             (24.85)%   (5.15)%     5.66%
-------------------------------------------------------------
Large Cap Value Subaccount    (24.91)%   (6.52)%     3.15%
-------------------------------------------------------------
Global Subaccount             (23.48)%    4.18%      8.18%
-------------------------------------------------------------
Diversified Income Subaccount   8.20%     4.90%      4.93%
-------------------------------------------------------------
Large Cap Growth Subaccount   (27.86)%  (24.11)%(6)   ---
-------------------------------------------------------------
Enhanced Index Subaccount     (23.77)%  (11.06)%(5)   ---
-------------------------------------------------------------
International Subaccount      (21.29)%  (13.06)%(5)   ---
-------------------------------------------------------------
Mid Cap Growth Subaccount     (30.18)%    5.29%      8.21%
-------------------------------------------------------------
Managed Asset
Allocation Subaccount         (10.50)%    1.25%      5.09%(1)
-------------------------------------------------------------
Equity Income Subaccount      (14.30)%    1.72%      8.44%(1)
-------------------------------------------------------------
High Yield Subaccount          (0.55)%    1.26%      3.58%(2)
-------------------------------------------------------------
Small Cap Value Subaccount     (7.91)%    6.67%(6)    ---
-------------------------------------------------------------
Social Awareness Subaccount   (22.71)%   (2.41)%     5.11%
-------------------------------------------------------------
Technology Subaccount         (38.29)%  (37.77)%(6)   ---
-------------------------------------------------------------
Mid Cap Value Subaccount      (14.95)%   11.38%     14.89%(3)
-------------------------------------------------------------
Main Street Growth and
Income(R) Subaccount          (20.05)%  (15.50)%(6)   ---
-------------------------------------------------------------
Small Cap Growth Subaccount   (27.26)%   (0.62)%    (1.63)%(4)
-------------------------------------------------------------
Select 25 Subaccount          (27.36)%  (10.69)%(5)   ---
-------------------------------------------------------------
1   From June 1, 1995 (date of  inception  of  underlying  Fund) to December 31,
    2002.

2   From August 5, 1996 (date of inception of  underlying  Fund) to December 31,
    2002.

3   From May 1, 1997 (date of  inception  of  underlying  Fund) to December  31,
    2002.

4   From October 15, 1997 (date of inception of underlying Fund) to December 31,
    2002.

5   From May 3, 1999 (date of  inception  of  underlying  Fund) to December  31,
    2002.

6   From May 1, 2000 (date of  inception  of  underyling  Fund) to December  31,
    2002.

-------------------------------------------------------------

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the Contract and the Separate  Account (on an annual basis) except the annual administrative fee and the applicable contingent deferred sales charge.

Although  Variflex ES Contracts were not available for purchase until  September
1, 1998, the underlying  investment vehicle for many of the Subaccounts has been in  existence  since May 26,  1977.  Performance  information  for  Variflex  ES
Contracts may also include  quotations of average  annual total return and total return for periods,  beginning prior to the availability of the Contracts,  that incorporate the performance of the Underlying Fund. Any quotation of performance that  pre-dates  the date of inception of the  Variflex  Separate  Account (or a
Subaccount  thereof,  as applicable) will be accompanied by average annual total return  reflecting  the deduction of the  applicable  contingent  deferred sales charge and other  Variflex  fees and charges  since the date of inception of the
Separate Account or Subaccount, as applicable.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  investment in the Subaccount  during the particular time period on which the calculations are based.  Performance  information should be considered in light of the investment objectives and policies,  characteristics and quality of the portfolio of the  Subaccount  of the Fund in which the  Subaccount of the
Separate  Account  invests,  and the  market  conditions  during  the given time period, and should not be considered as a representation of what may be achieved in the future.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 401 -- The applicable  annual limits on purchase payments for a Contract used in connection with a retirement plan that is qualified under Section 401 of the Internal Revenue Code depend upon the type of plan. Total purchase  payments on behalf of a participant to all defined  contribution  plans  maintained by an employer are limited  under Section  415(c) of the Internal  Revenue Code to the lesser of (a) $40,000,  or (b) 100% of the  participant's  annual  compensation.
Salary reduction contributions to a cash-or-deferred  (401(k)) arrangement under a profit  sharing plan are subject to  additional  annual  limits under  Section
402(g).  Contributions  to  a  defined  benefit  pension  plan  are  actuarially determined based upon the amount of benefits the participants will receive under the plan formula. The maximum annual benefit any individual may receive under an employer's  defined benefit plan is limited under Section 415(b) of the Internal
Revenue Code.  Rollover  contributions are not subject to the annual limitations described above.

SECTION  403(b) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a  403(b)  annuity  and any  401(k)  arrangement  equal to the applicable dollar amount shown in the table below:

---------------------------- -----------------------
         TAX YEAR               DEFERRED AMOUNT
---------------------------- -----------------------
           2003                     $12,000
           2004                     $13,000
           2005                     $14,000
    2006 and thereafter             $15,000
---------------------------- -----------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch-up  contributions can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

---------------------------- -------------------------
                                    ADDITIONAL
         TAX YEAR                 CATCH-UP AMOUNT
---------------------------- -------------------------
           2003                       $2,000
           2004                       $3,000
           2005                       $4,000
    2006 and thereafter               $5,000
---------------------------- -------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given year.  Generally,  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTION  457 --  Contributions  on behalf of an  employee  to a Section 457 plan generally are limited to the lesser of (i) the applicable amount as set forth in the table below or (ii) 100% of the employee's includable compensation.

---------------------------- -----------------------
         TAX YEAR               DEFERRED AMOUNT
---------------------------- -----------------------
           2003                     $12,000
           2004                     $13,000
           2005                     $14,000
    2006 and thereafter             $15,000
---------------------------- -----------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year. If the employee  participates in more than one Section 457 plan, the applicable  dollar limit applies to contributions to all such  programs.  Beginning  in 2002,  the  applicable  dollar limit is no longer reduced by the amount of any salary  reduction  contribution the employee makes to a 403(b)  annuity,  an IRA or a retirement plan qualified under Section
401. The Section 457 limit may be  increased  during the last three years ending before the employee  reaches his or her normal  retirement age. In each of these last three years, the plan may permit a special "catch-up" amount in addition to the regular amount to be deferred.  Alternatively, if an individual is age 50 or over, catch-up  contributions can be made to a 457 plan during the tax years and at the rates set forth in the table below:

---------------------------- -------------------------
                                     ADDITIONAL
         TAX YEAR                 CATCH-UP AMOUNT
---------------------------- -------------------------
           2003                       $2,000
           2004                       $3,000
           2005                       $4,000
    2006 and thereafter               $5,000
---------------------------- -------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year.

ASSIGNMENT

Variflex ES Contracts  issued to plans or trusts  qualified  under  Section 401,
403(b)  or  457  of  the  Internal  Revenue  Code  cannot  be  assigned  by  the
Contractowner.

DISTRIBUTION OF THE CONTRACTS

Security  Distributors,  Inc. ("SDI") is Principal  Underwriter of the Contract.
SDI is registered as a broker/dealer with the Securities and Exchange Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers, Inc. ("NASD").

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 7% of purchase payments.

The offering of the Contracts is continuous. During the years ended December 31,
2002, 2001 and 2000, the Company received contingent deferred sales charges from
Variflex ES as follows: $1,235, $981and $460, respectively.

SAFEKEEPING OF VARIFLEX
ACCOUNT ASSETS

All assets of Variflex are held in the custody and  safekeeping  of the Company.
Additional  protection  for such  assets is  offered  by the  Company's  blanket fidelity  bond  presently  covering all officers  and  employees  for a total of
$10,000,000.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccount's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccounts's  results  with  those of a group of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute),  may be used to illustrate  investment  attributes  to a Subaccount or the general  economic, business,  investment,  or financial environment in which a Subaccount operates;
(e) various  financial,  economic  and market  statistics  developed by brokers, dealers and other  persons may be used to illustrate  aspects of a  Subaccount's performance;  (f) the sectors or industries in which a Subaccount invests may be compared to relevant indexes or surveys (e.g., S&P Industry Surveys) in order to evaluate the  Subaccount's  historic  performance or current or potential  value with respect to the particular  industry or sector;  (g) a hypothetical or model portfolio or (h) other subaccounts or variable  annuities.  The Separate Account may also discuss and compare in advertising the relative  performance of various types of investment instruments  including,  but not limited to, certificates of deposit,  ordinary interest savings  accounts,  other forms of fixed or variable time deposits,  qualified  retirement plans, stocks,  Treasury  securities,  and bonds,  over various time periods and covering  various  holding  periods.  Such comparisons may compare these investment  categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and products offered by the Security  FundsSM,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

STATE REGULATION

As a life  insurance  company  organized  under the laws of Kansas,  the Company
(including  Variflex) is subject to regulation by the  Commissioner of Insurance of  the  State  of  Kansas.  An  annual  statement  is  filed  with  the  Kansas
Commissioner of Insurance on or before March 1 each year covering the operations of the Company for the prior year and its financial  condition on December 31 of that year. the Company is subject to a complete  examination of its  operations, including  an  examination  of the  liabilities  and reserves of the Company and
Variflex,  by the Kansas  Commissioner of Insurance whenever such examination is deemed necessary by the Commissioner.  Such regulation and examination does not, however,  involve any  supervision  of the  investment  policies  applicable  to
Variflex.

In addition,  the Company is subject to insurance  laws and  regulations  of the other jurisdictions in which it is or may become licensed to operate. Generally, the insurance  department of any such other jurisdiction applies the laws of the state of domicile in determining permissible investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended  December  31, 2002,  and the  financial  statements  of the
Variflex  Separate  Account at December 31, 2002,  and for each of the specified periods ended December 31, 2002, or for portions of such periods as disclosed in the financial statements,  included in this Statement of Additional  Information have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports thereon appearing  elsewhere herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended  December  31, 2002,  and the  financial  statements  of the
Variflex  Separate  Account at December 31, 2002,  and for each of the specified periods ended December 31, 2002, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the Contracts.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              a.   Financial Statements

                   The  consolidated  financial  statements of Security  Benefit
                   Life Insurance  Company and Subsidiaries at December 31, 2002
                   and 2001, and for each of the three years in the period ended
                   December 31, 2002 are incorporated herein by reference to the financial statements filed with the Variflex Separate Account
                   Post-Effective  Amendment No. 27 under the  Securities Act of
                   1933 and Amendment No. 26 under the Investment Company Act of
                   1940 to  Registration  Statement No. 2-89328 (filed April 30,
                   2003).

                   The financial statements for the Variflex Separate Account at
                   December 31, 2002 and for each of the two years in the period ended December 31, 2002 are incorporated  herein by reference to the financial  statements filed with the Variflex Separate
                   Account's  (Variflex)  Post-Effective  Amendment No. 27 under the  Securities  Act of 1933 and  Amendment  No. 26 under the
                   Investment Company Act of 1940 to Registration  Statement No.
                   2-89328 (filed April 30, 2003).

              b.   Exhibits

                     (1)   Resolution  of the  Board of  Directors  of  Security
                           Benefit   Life    Insurance    Company    authorizing
                           establishment of the Separate Account(a)

                     (2)   Not Applicable
                     (3)   (a)   Facilities Agreement(i)
                           (b)   SBL Variable Products Sales Agreement(g)
                           (c)   SBL Variable Products Commission Schedule(f)
                           (d)   Marketing Organization Agreement and Commission
                                 Schedule(e)

                     (4)   (a)   Group Allocated Contract (GV6322  8-98)(c)
                           (b)   Group   Allocated    Contract-Unisex    (GV6322
                                 8-98U)(c)
                           (c)   Group Certificate (GVC6322 8-98)(c)
                           (d)   Group Certificate-Unisex (GVC6322 8-98U)(c)
                           (e)   Loan Endorsement (Form V6066 10-00)(h)
                           (f)   Tax-Sheltered  Annuity  Endorsement (Form 6832A
                                 R9-96)(a)
                           (g)   Section 457 Endorsement (V6054 1-98)(c)
                           (h)   Method  for   Deductions   Endorsement   (V6071
                                 3-01)(e)

                     (5)   (a)   Group  Enrollment  (Form GV7592  9-98)(d)
                           (b)   Group Enrollment (Form GV7592-1 1-99)(d)

                     (6)   (a)   Composite of Articles of Incorporation of SBL(b)
                           (b)   Bylaws of SBL(b)

                     (7)   Not  Applicable

                     (8)   Not Applicable

                     (9)   Opinion of Counsel(f)

                     (10)  Consent of Independent Auditors

                     (11)  Not Applicable

                     (12)  Not Applicable

                     (13)  Schedules of Computation of Performance

                     (14)  Powers  of  Attorney  of Howard  R.  Fricke,  Kris A.
                           Robbins, Sister Loretto Marie Colwell, John C. Dicus,
                           Steven J. Douglass, Duane L. Fager, William W. Hanna,
                           John E.  Hayes,  Jr.,  Pat A  Loconto  and  Robert C.
                           Wheeler(g)

(a)    Incorporated   herein  by  reference  to  the  exhibits  filed  with  the
       Registrant's   Initial   Registration   Statement  No.  333-36529  (filed
       September 26, 1997).

(b)    Incorporated  herein by reference to the exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 19 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed August 17, 1998).

(c)    Incorporated   herein  by  reference  to  the  exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 1 under the Securities Act of
       1933 and  Amendment  No. 2 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-36529 (filed August 31, 1998).

(d)    Incorporated   herein  by  reference  to  the  exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 3 under the Securities Act of
       1933 and  Amendment  No. 4 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-36529 (filed May 1, 2000).

(e)    Incorporated  herein by reference to the exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 24 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 11, 2001).

(f)    Incorporated   herein  by  reference  to  the  exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 5 under the Securities Act of
       1933 and  Amendment  No. 6 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-36529 (filed April 11, 2001).

(g)    Incorporated  herein by  reference  to the  exhibits  filed  with the SBL
       Variable  Annuity  Account XIV  Post-Effective  Amendment No. 1 under the
       Securities Act of 1933 and Amendment No. 6 under the  Investment  Company
       Act of 1940 to  Registration  Statement  No.  333-52114  (filed  March 1,
       2002).

(h)    Incorporated  herein by  reference  to the  exhibits  filed  with the SBL
       Variable  Annuity  Account XIV  Post-Effective  Amendment No. 1 under the
       Securities Act of 1933 and Amendment No. 2 under the  Investment  Company
       Act of 1940 to Registration  Statement No.  333-41180 (filed February 16,
       2001).

(i)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 26 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 2003).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

              NAME AND PRINCIPAL
              BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR

              Howard R. Fricke*                     Chairman of the Board and Director

              Kris A. Robbins*                      President, Chief Executive Officer
                                                    and Director

              Sister Loretto Marie Colwell          Director
              1700 SW 7th Street
              Topeka, Kansas 66606

              John C. Dicus                         Director
              700 Kansas Avenue
              Topeka, Kansas 66603

              Steven J. Douglass                    Director
              3231 East 6th Street
              Topeka, Kansas 66607

              Duane L. Fager                        Director
              3035 S. Topeka Blvd.
              Topeka, Kansas 66611

              William W. Hanna                      Director
              100 N. Broadway
              KS1-100-02-68
              Wichita, Kansas 67202

              John E. Hayes, Jr.                    Director
              200 Gulf Blvd.
              Belleair Shore, Florida 33786

              Pat A. Loconto                        Director
              c/o Mary Abdo
              400 West 15th Street, Suite 1700
              Austin, TX 78701

              Robert C. Wheeler                     Director
              400 SW 8th Street
              Topeka, Kansas 66603

              Donald J. Schepker*                   Senior Vice President, Chief
                                                    Financial Officer and Treasurer

              J. Michael Keefer*                    Senior Vice President, General
                                                    Counsel and Secretary

              Malcolm E. Robinson*                  Senior Vice President

              Terry A. Milberger*                   Senior Vice President

              Venette K. Davis*                     Senior Vice President

              J. Craig Anderson*                    Senior Vice President

              James R. Schmank*                     Senior Vice President

              David J. Keith*                       Senior Vice President, IT and
                                                    Customer Management

              Kalman Bakk, Jr.*                     Senior Vice President and Chief
                                                    Marketing Officer

              Amy J. Lee*                           Associate General Counsel, Vice
                                                    President and Assistant Secretary

              Thomas A. Swank*                      Senior Vice President and Chief
                                                    Risk Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
              OR REGISTRANT

              The Depositor, Security Benefit Life Insurance Company ("SBL"), is
              owned by Security  Benefit Corp.  through the ownership of 700,000 of SBL's 700,010  issued and  outstanding  shares of common stock.
              One share of SBL's issued and outstanding common stock is owned by each  director  of SBL, in  accordance  with the  requirements  of
              Kansas law.  Security  Benefit Corp. is  wholly-owned  by Security
              Benefit  Mutual  Holding  Company  ("SBMHC"),  which  in  turn  is controlled by SBL  policyholders.  As of December 31, 2002, no one person holds more than  approximately  0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with Variflex Separate Account or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp.                         Kansas               100%
              (Holding Company)

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC
              (Private Fund)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity  Accounts I, III, IV and XI, SBL  Variable  Life
              Insurance  Account  Varilife,  Security Varilife Separate Account,
              SBL Variable  Annuity  Account VIII (Variflex  Extra Credit),  SBL
              Variable  Annuity Account VIII (Variflex LS), SBL Variable Annuity
              Account VIII (Variflex  Signature),  SBL Variable  Annuity Account
              XIV   (SecureDesigns),    SBL   Variable   Annuity   Account   XIV
              (AdvisorDesigns),   SBL   Variable   Annuity   Account   XIV  (NEA
              Valuebuilder),  SBL Variable Annuity Account XIV (AdvanceDesigns),
              SBL Variable Annuity Account XIV ( Security Benefit Advisor),  SBL
              Variable  Annuity  Account XIV (AEA  Valuebuilder),  T. Rowe Price
              Variable  Annuity Account and Parkstone  Variable Annuity Separate
              Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2002, the approximate  percentage of  ownership  by the  separate  accounts  for each  company is as follows:

                        SBL Fund...........................        100%
                        Security Large Cap Value Fund......      31.64%

ITEM 27.      NUMBER OF CONTRACTOWNERS

              As of  February  1,  2003,  there  were 55 owners of  Variflex  ES
              Contracts.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                           (b)  Any  repeal  or  modification  of the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the  Depositor  of  expenses  incurred  or paid by a  director, officer or  controlling  person of the Depositor in the successful defense of any  action,  suit or  proceeding)  is asserted by such director,  officer or  controlling  person in connection  with the
              Securities  being  registered,  the Depositor will,  unless in the
              opinion  of  its  counsel  the  matter  has  been   settled  by  a
              controlling   precedent,   submit   to  a  court  of   appropriate
              jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL,
                    acts  as  distributor  of  the  Variflex   Separate  Account
                    contracts. SDI receives no compensation for its distribution function  in excess of the  commissions  it pays to  selling broker/dealers.  SDI  also  acts  as a  distributor  for SBL
                    Variable   Annuity   Accounts   I,  III,   IV,  XI  and  XIV
                    (SecureDesigns,     NEA    Valuebuilder,     AdvisorDesigns,
                    AdvanceDesigns,    Security    Benefit   Advisor   and   AEA
                    Valuebuilder), SBL Variable Life Insurance Account Varilife,
                    Security  Varilife  Separate  Account,  SBL Variable Annuity
                    Account  VIII  (Variflex  Extra  Credit,   Variflex  LS  and
                    Variflex Signature), and Parkstone Variable Annuity Separate
                    Account.  SDI also  acts as  principal  underwriter  for the following management investment companies for which Security
                    Management  Company,  LLC,  an  affiliate  of  SBL,  acts as investment  adviser:  Security Equity Fund,  Security Income
                    Fund, Security Large Cap Value Fund, Security Municipal Bond
                    Fund, Security Mid Cap Growth Fund, and SBL Fund.

            (b)      NAME AND PRINCIPAL                    POSITION AND OFFICES
                     BUSINESS ADDRESS*                       WITH UNDERWRITER

                     Gregory J. Garvin                     President and Director
                     James R. Schmank                      Director
                     Frank Memmo                           Director
                     Richard J. Wells                      Director
                     Tammy Brownfield                      Treasurer
                     Amy J. Lee                            Secretary
                     Brenda M. Harwood                     Vice President and Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Although SDI receives no compensation under its distribution agreement  with SBL, it does receive  certain  payments from
                    SBL in  connection  with the sale of Variflex ES  contracts.
                    These  payments  are not  expected to exceed 0.75% of sales.
                    For the fiscal year ended  December 31,  2002,  SDI received
                    payments   in  the  amount  of  $514  from  SBL  under  this
                    arrangement.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka,
              Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    Variflex Separate Account contract  application a space that an applicant  can check to request a Statement of Additional
                    Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Depositor  represents  that the fees  and  charges  deducted under the  Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

              (e)   SBL, sponsor of the unit investment trust, Variflex Separate
                    Account,  hereby represents that it is relying upon American
                    Council of Life Insurance, SEC No-Action Letter,  [1988-1989
                    Transfer  Binder] Fed. Sec. L. Rep. (CCH)  paragraph  78,904
                    (Nov.  28,  1988),   and  that  it  has  complied  with  the
                    provisions of paragraphs  (1)-(4) of such  no-action  letter which are incorporated herein by reference.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf,  in the City of Topeka,  and
State of Kansas on this 1st day of April, 2003.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell            By:         HOWARD R. FRICKE
Director                                    ---------------------------------------
                                            Howard R. Fricke, Director and Chairman
                                            of the Board and as Attorney in Fact for
John C. Dicus                               the Officers and Directors Whose Names
Director                                    Appear Opposite.

Steven J. Douglass                      SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                                (The Depositor)
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Duane L. Fager                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

William W. Hanna                        VARIFLEX SEPARATE ACCOUNT
Director                                (Variflex Educator Series) (The Registrant)

                                        By: SECURITY BENEFIT LIFE INSURANCE COMPANY
John E. Hayes, Jr.                          (The Depositor)
Director
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Pat A. Loconto                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

Robert C. Wheeler                       By:         DONALD J. SCHEPKER
Director                                    ----------------------------------------
                                            Donald J. Schepker, Senior Vice President,
                                            Chief Financial Officer and Treasurer

                                        (ATTEST):   AMY J. LEE
                                                  ------------------------------------
                                                  Amy J. Lee, Vice President, Associate
                                                  General Counsel and Assistant Secretary

                                          Date:  April 1, 2003

                                  EXHIBIT INDEX

  (1)    None

  (2)    None

  (3)    (a) None
         (b) None
         (c) None
         (d) None

  (4)    (a) None
         (b) None
         (c) None
         (d) None
         (e) None
         (f) None
         (g) None
         (h) None

  (5)    (a) None
         (b) None

  (6)    (a) None
         (b) None

  (7)    None

  (8)    None

  (9)    None

 (10)    Consent of Independent Auditors

 (11)    None

 (12)    None

 (13)    Schedules for Computation of Performance

 (14)    None